   S E M I - A N N U A L R E P O R T

    -----------------------------------------------------------------------

                                             J U L Y 3 1, 1 9 9 5

                                LEHMAN BROTHERS
                              INSTITUTIONAL FUNDS
                                  GROUP TRUST

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
President's Letter......................................................     1
Portfolios of Investments:
  Prime Money Market Fund...............................................     3
  Prime Value Money Market Fund.........................................     6
  Government Obligations Money Market Fund..............................     9
  Cash Management Fund..................................................    10
  Treasury Instruments Money Market Fund II.............................    11
  100% Treasury Instruments Money Market Fund...........................    12
  Tax-Free Money Market Fund............................................    13
  Municipal Money Market Fund...........................................    18
Statements of Assets and Liabilities....................................    28
Statements of Operations................................................    32
Statements of Changes in Net Assets.....................................    34
Financial Highlights:
  Prime Money Market Fund...............................................    38
  Prime Value Money Market Fund.........................................    40
  Government Obligations Money Market Fund..............................    42
  Cash Management Fund..................................................    44
  Treasury Instruments Money Market Fund II.............................    46
  100% Treasury Instruments Money Market Fund...........................    48
  Tax-Free Money Market Fund............................................    49
  Municipal Money Market Fund...........................................    50
Notes to Financial Statements...........................................    51

Dear Shareholders:

    We are pleased to present the Semi-Annual Report for the Lehman Brothers Institutional Funds Group Trust (the "Trust") for the period ended July 31, 1995. This Report includes the portfolio holdings for the Prime, Government, and Tax-Exempt Money Market Funds currently offered by the Trust that are designed to meet the cash management and liquidity needs of institutional investors.

THE ECONOMY

    Since our last report, the pace of economic growth decelerated in two distinct stages and, ultimately, led to a reversal of the Federal Reserve Board's ("Fed") monetary policy and a decline in interest rates. Following the very strong 5.1% growth of Gross Domestic Product ("GDP") in the fourth quarter of 1994, the slower but still healthy 2.8% rate experienced in the first quarter of 1995 was viewed to be more sustainable. The initial estimates of 2.0% to 2.5% GDP growth for the second quarter of 1995, however, proved to be optimistic in light of the surprisingly weak economic data, particularly in employment, housing, and consumer durables. The stream of data was so anemic that many observers felt that the desired "soft landing" scenario would turn into a rather bumpy one and could unravel into a classic recession. At the same time, rates of inflation remained manageable. These conditions enabled the fixed-income markets to continue a powerful rally on the belief that the next monetary policy decision by the Fed would be to ease the availability of credit in an effort to revive the economy. During the first six months of 1995, interest rates of various maturities fell in a range from 50 basis points to 150 basis points, including the Fed's July 6, 1995 easing operation of 25 basis points, which was the first time the Fed reduced rates since 1992. It was ironic that significant signs of economic strength began to emerge immediately after the Fed's action and this led some commentators to suggest that the easing may not have been necessary in order to sustain a modest pace of growth.

LOOKING FORWARD

    The critical question that fixed-income investors now face relates to the extent of the rebound in consumer spending and whether it will translate into a resumption of faster production rates and the attendant employment gains. We subscribe to forecasts supporting a modestly improving economy (2.0% to 2.5% GDP growth in the second half of 1995) following a small gain in the second quarter of 1995 (1.0% or less). We believe that the Fed has so far orchestrated a "soft landing" and will continue to pursue that strategy with a gradual easing of short-term interest rates of 25 basis points every three months or so from the current Fed Funds rate of 5.75%. This strategy should encourage consumption without igniting inflation. We believe long-term rates, which are currently around 6.90%, will most likely trade in a range between 6.25% and 7.25% over the next six months.

PORTFOLIO STRATEGY AND PERFORMANCE RESULTS

    During the period from January to April, 1995, the average maturities of the TAXABLE MONEY MARKET FUNDS were significantly extended in order to lock in six- to twelve-month rates which were beginning to fall as evidence of economic weakness became more apparent. By May, the market had factored in a 50 basis point increase in rates by the Fed and further extensions became less attractive. As of this writing, average maturities are being held in a range of about 40 to 60 days.

    The single most influential factor in the tax-exempt money market has been the supply of variable rate demand paper. When supply has been thin, typically as maturity proceeds and coupon payments enter the market in the beginning of each month, yields on variable rate securities have been driven down as low as 1.90% to 2.00%. Conversely, when supply of this paper has been plentiful, typically at mid-month, yields have climbed as high as 4.00% to 4.10%. This extreme rate of volatility has caused wide swings in the returns of tax-exempt money market funds in general, a trend which we believe will continue in the future.

    We have been hedging, to the fullest extent possible, the TAX-EXEMPT MONEY MARKET FUNDS from these yield swings by forsaking variable interest rate paper in favor of longer, fixed-rate notes. This strategy has allowed us not only to smooth out returns but also to maintain a favorable position vis-a-vis our portfolio maturities in the declining interest rate environment that has recently developed.

    The Trust continued to perform well when compared with other money market funds offered to the institutional investor. For example, based on their July, 1995 monthly yield, PRIME VALUE MONEY MARKET FUND CLASS A was ranked third and PRIME MONEY MARKET FUND CLASS A was tied for fourth place out of the 267 First and Second Tier Institutional Only Funds tracked by IBC/Donoghue, Inc.'s MONEY FUND REPORT-REGISTERED TRADEMARK- ("IBC/ Donoghue"). The GOVERNMENT OBLIGATIONS MONEY MARKET FUND CLASS A monthly yield for July resulted in a third place ranking among the 147 Government-Only Institutional Funds tracked by IBC/Donoghue. The MUNICIPAL MONEY MARKET FUND CLASS A and TAX-FREE MONEY MARKET FUND CLASS A were the number one- and two-ranked funds, respectively, of the 59 Tax-Free Institutional Funds reporting to IBC/Donoghue. Each of the Funds is waiving a portion of its investment advisory and/or administrative fees, as more fully described in the attached Report, and yields would have been lower if the waivers had not been in effect. And of course, past performance is no guarantee of future results.

                                    *  *  *

    We at Lehman Brothers look forward to your continued support. Our ongoing goal is to provide you with superior products and services to meet your cash management investment needs.

Sincerely,

Andrew D. Gordon
PRESIDENT

September 22, 1995

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
July 31, 1995 (unaudited)

                            PRIME MONEY MARKET FUND

     FACE                                                   INTEREST    MATURITY        VALUE
    VALUE                                                    RATE+        DATE         (NOTE 1)
 ------------                                               --------   ----------   --------------
               BANK/CORPORATE NOTES -- 31.8%
 $ 50,000,000  American Express Centurion Bank, Variable
                Rate......................................    5.875%      3/15/96   $   50,000,000
   40,000,000  American Express Centurion Bank, Variable
                Rate......................................    6.125       4/12/96       40,000,000
   25,000,000  American Express Centurion Bank, Variable
                Rate......................................    6.062        5/9/96       25,000,000
   25,000,000  American Express Centurion Bank, Variable
                Rate......................................    5.875       6/21/96       25,000,000
   30,000,000  Bear Stearns Companies, Inc................    7.070       2/26/96       30,000,000
   50,000,000  Bear Stearns Companies, Inc., Variable
                Rate......................................    5.925      12/29/95       50,000,000
   30,000,000  Bear Stearns Companies, Inc., Variable
                Rate......................................    6.220        2/9/96       30,000,000
   20,000,000  Bear Stearns Companies, Inc., Variable
                Rate......................................    7.070       2/23/96       20,000,000
   50,000,000  Bear Stearns Companies, Inc., Variable
                Rate......................................    6.100       6/17/96       50,000,000
   50,000,000  Beta Finance Inc.**........................    6.830       3/15/96       50,000,000
   50,000,000  Beta Finance Inc.**........................    6.200       6/26/96       50,000,000
  100,000,000  Beta Finance Inc.**........................    5.970       7/17/96      100,000,000
   50,000,000  Beta Finance Inc., Variable Rate**.........    6.075      11/22/95       49,990,797
   50,000,000  CIT Group Holdings, Inc., Variable Rate....    6.200       1/12/96       49,993,259
   20,000,000  CS First Boston, Inc., Variable Rate**.....    6.300        2/9/96       20,000,000
   25,000,000  CS First Boston, Inc., Variable Rate**.....    6.300       2/26/96       25,000,000
   50,000,000  FCC National Bank, Delaware, Variable
                Rate......................................    6.200       1/17/96       49,993,285
   50,000,000  FCC National Bank, Delaware, Variable
                Rate......................................    6.050       4/11/96       49,982,650
   15,000,000  First of America Bank, Michigan............    6.350       1/22/96       15,008,307
   10,000,000  First of America Bank, Michigan............    6.730       1/30/96       10,021,023
   25,000,000  First National Bank Maryland...............    6.470        8/8/95       24,999,858
   10,000,000  Ford Motor Credit Company..................    6.150      12/18/95        9,993,594
   10,000,000  General Electric Capital Corporation.......    6.550       3/25/96       10,035,021
   40,000,000  Goldman Sachs Group, L.P., Variable
                Rate**....................................    5.963        2/2/96       40,000,000
   25,000,000  Huntington National Bank...................    6.970      10/16/95       25,001,101
   40,000,000  Merrill Lynch & Company, Inc., Variable
                Rate......................................    6.013        9/8/95       40,000,000
   25,000,000  Morgan Guaranty Trust Company..............    5.990       7/18/96       25,000,000
   25,000,000  NationsBank of Texas.......................    7.050        2/8/96       25,000,000
   35,000,000  NBD Bank N.A...............................    6.300       8/31/95       34,999,089
  100,000,000  NBD Bank N.A...............................    6.420       4/18/96      100,009,003
   44,000,000  Paccar Financial Corporation...............    6.300       5/14/96       44,023,415
   25,000,000  PHH Corporation, Variable Rate.............    6.200       1/19/96       24,996,662
   50,000,000  Sigma Finance Corporation**................    5.960       7/17/96       50,000,000
   35,000,000  SMM Trust 1994-D, Variable Rate**..........    5.984      10/27/95       35,000,000
  161,500,000  SMM Trust 1995-I, Variable Rate**..........    6.083       5/29/96      161,494,360
   35,700,000  Wachovia Bank of North Carolina, N.A.......    4.625       5/15/96       35,296,512
                                                                                    --------------
               TOTAL BANK/CORPORATE NOTES (COST $1,475,837,936)..................    1,475,837,936
                                                                                    --------------
               COMMERCIAL PAPER -- 22.8%
   50,000,000  AT&T Corporation...........................    6.170       8/28/95       49,768,624
   46,555,000  AT&T Corporation...........................    6.140       8/29/95       46,332,673
   55,000,000  AT&T Corporation...........................    5.600      12/11/95       53,870,667
   15,000,000  Ciesco, L.P................................    6.250        8/9/95       14,979,167

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                            PRIME MONEY MARKET FUND

     FACE                                                   INTEREST    MATURITY        VALUE
    VALUE                                                    RATE+        DATE         (NOTE 1)
 ------------                                               --------   ----------   --------------
               COMMERCIAL PAPER (CONTINUED)
 $ 25,000,000  CoreStates Capital Corporation.............    6.020%       2/5/96   $   25,000,000
   25,000,000  CS First Boston, Inc.***...................    6.270        9/5/95       24,847,605
   64,000,000  DuPont (E.I.) de Nemours & Company***......    5.780      10/13/95       63,249,885
   24,000,000  DuPont (E.I.) de Nemours & Company***......    5.850      11/29/95       23,532,000
   53,700,000  DuPont (E.I.) de Nemours & Company***......    5.700       12/8/95       52,603,178
   20,000,000  Falcon Asset Securitization
                Corporation***............................    6.275       9/12/95       19,853,583
   25,000,000  Ford Motor Credit Company..................    6.200       9/11/95       24,823,473
   25,000,000  General Electric Capital Corporation.......    6.350        8/8/95       24,969,132
   50,000,000  General Electric Capital Corporation.......    5.700       9/14/95       49,651,667
   30,000,000  General Electric Capital Corporation.......    6.500      11/10/95       29,452,917
   35,000,000  General Electric Capital Corporation.......    5.640       12/1/95       34,331,033
   25,000,000  General Electric Capital Corporation.......    6.230       12/1/95       24,472,181
   25,000,000  General Electric Capital Corporation.......    5.650      12/11/95       24,482,083
   50,000,000  Goldman Sachs Group, L.P...................    6.180        9/5/95       49,699,583
   50,000,000  Goldman Sachs Group, L.P...................    5.700      11/15/95       49,160,833
   50,000,000  Goldman Sachs Group, L.P...................    5.700      11/21/95       49,113,333
   25,000,000  McKenna Triangle National Corporation***...    6.260        8/7/95       24,973,916
   10,000,000  McKenna Triangle National Corporation***...    5.450      12/15/95        9,794,111
    8,000,000  McKenna Triangle National Corporation***...    5.500      12/15/95        7,833,778
   42,275,000  Monte Rosa Capital Corporation***..........    5.770       8/10/95       42,214,018
   34,564,000  Monte Rosa Capital Corporation***..........    5.750       8/11/95       34,508,794
   20,000,000  Toyota Motor Credit Corporation............    6.770       9/22/95       19,804,422
   10,000,000  Toyota Motor Credit Corporation............    6.160       10/2/95        9,893,911
   30,000,000  Toyota Motor Credit Corporation............    6.850       10/3/95       29,640,374
   25,000,000  Toyota Motor Credit Corporation............    6.375       11/6/95       24,570,572
   20,000,000  Toyota Motor Credit Corporation............    6.365       11/8/95       19,649,925
   36,800,000  U.S. Borax Inc.***.........................    6.230       8/30/95       36,615,314
   19,300,000  U.S. Borax Inc.***.........................    6.230        9/6/95       19,179,761
   12,000,000  U.S. Borax Inc.***.........................    6.100      10/27/95       11,823,100
   23,800,000  U.S. Borax Inc.***.........................    5.930       11/6/95       23,419,723
   11,200,000  U.S. Borax Inc.***.........................    5.950       11/8/95       11,016,740
                                                                                    --------------
               TOTAL COMMERCIAL PAPER (COST $1,059,132,076)......................    1,059,132,076
                                                                                    --------------
               CERTIFICATES OF DEPOSIT -- 2.4%
   63,000,000  Harris Trust & Savings Bank................    5.750        8/7/95       62,999,952
   50,000,000  Harris Trust & Savings Bank................    5.750       8/14/95       50,000,000
                                                                                    --------------
               TOTAL CERTIFICATES OF DEPOSIT (COST $112,999,952).................      112,999,952
                                                                                    --------------
               U.S. GOVERNMENT AGENCY NOTES -- 2.1%
   10,000,000  Federal Home Loan Bank, Variable Rate......    5.980        5/8/97++     10,013,339
   45,000,000  Federal National Mortgage Association,
                Variable Rate.............................    6.150      12/20/95       45,000,000

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                            PRIME MONEY MARKET FUND

     FACE                                                   INTEREST    MATURITY        VALUE
    VALUE                                                     RATE        DATE         (NOTE 1)
 ------------                                               --------   ----------   --------------
               U.S. GOVERNMENT AGENCY NOTES (CONTINUED)
 $ 40,000,000  Federal National Mortgage Association,
                Variable Rate.............................    6.350%      10/7/96++ $   40,000,000
                                                                                    --------------
               TOTAL U.S. GOVERNMENT AGENCY NOTES (COST $95,013,339).............       95,013,339
                                                                                    --------------
               REPURCHASE AGREEMENTS -- 40.9%
               Agreement with BZW Securities Inc. dated 7/31/95 bearing 5.900% to be repurchased at $100,016,389 on 8/1/95, collateralized by
                $127,878,000 of various mortgage-backed securities, with various
  100,000,000   maturities and interest rates (market value -- $102,003,917).....
                                                                                       100,000,000
               Agreement with Goldman Sachs Group, L.P. dated 7/31/95 bearing
                5.880% to be repurchased at $500,081,667 on 8/1/95,
                collateralized by $584,329,310 of various mortgage-backed
  500,000,000   securities, with various maturities and interest rates (market
                value -- $510,000,001)...........................................      500,000,000
               Agreement with Lehman Brothers Government Securities Inc. dated
                7/31/95 bearing 6.000% to be repurchased at $198,049,003 on
                8/1/95, collateralized by $283,749,139 of various Government
                National Mortgage Association Securities, with various maturities
  198,016,000   and interest rates (market value -- $201,957,201)................
                                                                                       198,016,000
               Agreement with Merrill Lynch Government Securities Inc. dated
                7/31/95 bearing 5.822% to be repurchased at $400,064,689 on
                8/1/95, collateralized by $417,280,623 of various mortgage-backed
  400,000,000   securities, with various maturities and interest rates (market
                value -- $408,000,915)...........................................      400,000,000
               Agreement with UBS Securities, Inc. dated 7/31/95 bearing 5.900%
                to be repurchased at $700,114,722 on 8/1/95, collateralized by
                $913,223,484 of various mortgage-backed securities, with various
  700,000,000   maturities and interest rates (market value -- $714,000,099).....
                                                                                       700,000,000
                                                                                    --------------
               TOTAL REPURCHASE AGREEEMENTS (COST $1,898,016,000)................    1,898,016,000
                                                                                    --------------

TOTAL INVESTMENTS (COST $4,640,999,303*)...............................    100.0%    4,640,999,303
OTHER ASSETS AND LIABILITIES (NET).....................................      0.0         1,821,332
                                                                          ------    --------------
NET ASSETS.............................................................    100.0%   $4,642,820,635
                                                                          ------    --------------
                                                                          ------    --------------

------------------------
   * Aggregate cost for Federal tax purposes.
  ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 *** Securities are exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
   + For Commercial Paper, the interest rate represents annualized yield at date of purchase.
  ++ Variable rate, resets daily.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1995 (UNAUDITED)

                         PRIME VALUE MONEY MARKET FUND

     FACE                                                   INTEREST    MATURITY        VALUE
    VALUE                                                    RATE+        DATE         (NOTE 1)
 ------------                                               --------   ----------   --------------
               COMMERCIAL PAPER -- 35.4%
 $ 15,000,000  Atlantic Asset Securitization
                Corporation***............................    5.800%      8/11/95   $   14,975,833
   43,278,000  Atlantic Asset Securitization
                Corporation***............................    5.820       8/14/95       43,187,044
   14,575,000  Countrywide Funding Corporation............    5.800        8/8/95       14,558,562
   25,000,000  Countrywide Funding Corporation............    5.820        8/9/95       24,967,667
   10,000,000  Countrywide Funding Corporation............    5.820       8/10/95        9,985,450
   39,888,000  Countrywide Funding Corporation............    5.770       8/11/95       39,824,068
   39,700,000  Countrywide Funding Corporation............    5.820       8/18/95       39,590,891
   15,000,000  DuPont (E.I.) de Nemours & Company***......    5.750      11/28/95       14,714,896
   60,000,000  DuPont (E.I.) de Nemours & Company***......    6.090        1/9/96       58,365,850
   25,000,000  Ford Motor Credit Company..................    6.200       9/11/95       24,823,473
   50,000,000  Ford Motor Credit Company..................    5.650       9/29/95       49,537,014
   50,000,000  Ford Motor Credit Company..................    5.400       2/27/96       48,425,000
   25,000,000  General Electric Capital Corporation.......    6.350        8/8/95       24,969,131
   20,000,000  General Electric Capital Corporation.......    6.500      11/10/95       19,635,278
   35,000,000  General Electric Capital Corporation.......    5.640       12/1/95       34,331,033
   25,000,000  General Electric Capital Corporation.......    6.230       12/1/95       24,472,181
   25,000,000  General Electric Capital Corporation.......    5.650      12/11/95       24,482,083
   30,000,000  General Motors Acceptance Corporation......    6.450        8/7/95       29,967,750
   40,000,000  General Motors Acceptance Corporation......    6.260       8/15/95       39,902,623
   50,000,000  General Motors Acceptance Corporation......    5.970       11/6/95       49,195,709
   40,000,000  General Motors Acceptance Corporation......    5.540       12/8/95       39,205,933
   20,000,000  General Motors Acceptance Corporation......    5.550      12/26/95       19,546,750
   50,000,000  Goldman Sachs Group, L.P...................    5.700      11/21/95       49,113,333
   25,000,000  Goldman Sachs Group, L.P...................    5.740      11/21/95       24,553,556
   24,000,000  Lilly (Eli) & Company, Inc.................    6.080        1/8/96       23,351,466
   50,000,000  Nationwide Building Society................    5.730       9/12/95       49,665,750
   50,000,000  Nordbanken N.A.............................    5.720      10/13/95       49,420,055
   40,000,000  Postipankki U.S. Inc.......................    5.750       8/15/95       39,910,556
   30,000,000  Postipankki U.S. Inc.......................    6.210       9/11/95       29,787,825
   50,866,000  Ruby Asset Funding Corporation.............    5.750       9/29/95       50,386,659
   20,000,000  SFC (USA) Inc.***..........................    5.900        9/8/95       19,875,444
   39,259,000  Sierra Funding Corporation***..............    5.840      10/31/95       38,679,450
   50,000,000  Swedbank Inc...............................    6.190       8/10/95       49,922,625
   37,735,000  Swedbank Inc...............................    5.770       8/11/95       37,674,519
   40,000,000  Swedbank Inc...............................    5.810       11/9/95       39,354,445
   25,000,000  Toyota Motor Credit Corporation............    6.375       11/6/95       24,570,572
   18,875,000  Toyota Motor Credit Corporation............    6.365       11/8/95       18,544,616
                                                                                    --------------
               TOTAL COMMERCIAL PAPER (COST $1,233,475,090)......................    1,233,475,090
                                                                                    --------------
               BANK/CORPORATE NOTES -- 35.4%
   25,000,000  American Express Centurion Bank, Variable
                Rate......................................    6.062        5/9/96       25,000,000
   25,000,000  American Express Centurion Bank, Variable
                Rate......................................    5.879        7/8/96       25,000,000

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                         PRIME VALUE MONEY MARKET FUND

     FACE                                                   INTEREST    MATURITY        VALUE
    VALUE                                                     RATE        DATE         (NOTE 1)
 ------------                                               --------   ----------   --------------
               BANK/CORPORATE NOTES (CONTINUED)
 $ 75,000,000  Bank of New York, Delaware.................    5.960%      7/15/96   $   75,000,000
   10,000,000  Bear Stearns Companies, Inc................    7.070       2/23/96       10,000,000
   30,000,000  Bear Stearns Companies, Inc., Variable
                Rate......................................    6.220        2/9/96       30,000,000
   30,000,000  Bear Stearns Companies, Inc., Variable
                Rate......................................    6.083       2/26/96       30,000,000
   50,000,000  Bear Stearns Companies, Inc., Variable
                Rate......................................    6.100       6/17/96       50,000,000
   50,000,000  Bear Stearns Companies, Inc., Variable
                Rate......................................    5.975       7/12/96       50,000,000
   50,000,000  Beta Finance Inc.**........................    6.200       6/26/96       50,000,000
   30,000,000  Beta Finance Inc., Variable Rate**.........    6.075      11/22/95       29,994,478
   25,000,000  Comerica Bank..............................    7.500       1/17/96       25,052,199
   25,000,000  CS First Boston, Inc.**....................    6.300        2/9/96       25,000,000
   50,000,000  CS First Boston, Inc., Variable Rate**.....    5.988       1/26/96       50,000,000
   25,000,000  CS First Boston, Inc., Variable Rate**.....    6.175       2/26/96       25,000,000
   30,000,000  FCC National Bank, Delaware, Variable
                Rate......................................    6.200       1/17/96       29,995,971
   50,000,000  FCC National Bank, Delaware, Variable
                Rate......................................    6.050       4/11/96       49,982,650
   40,000,000  First Bank South Dakota....................    6.012        2/5/96       39,990,056
   25,000,000  First of America Bank, Illinois............    6.430      12/22/95       31,995,843
   25,000,000  First of America Bank, Michigan............    5.930      11/28/95       25,022,432
   25,000,000  First of America Bank, Michigan............    6.570       4/30/96       25,003,345
    5,000,000  General Motors Acceptance Corporation......    8.400      11/15/95        4,969,109
    6,000,000  General Motors Acceptance Corporation......    6.375       5/23/96        5,988,511
   40,000,000  Goldman Sachs Group, L.P.**................    5.938      11/24/95       40,000,000
   40,000,000  Goldman Sachs Group, L.P., Variable
                Rate**....................................    5.963        2/2/96       40,000,000
   25,000,000  Huntington National Bank...................    6.970      10/16/95       25,001,100
   40,000,000  Merrill Lynch & Company, Inc., Variable
                Rate......................................    6.013        9/8/95       40,000,000
   75,000,000  Morgan Guaranty Trust Company..............    5.990       7/18/96       75,000,000
   50,000,000  NationsBank of Texas.......................    5.650      12/11/95       50,000,000
   25,000,000  NationsBank of Texas.......................    7.050        2/8/96       25,000,000
   50,000,000  PHH Corporation, Variable Rate.............    6.200       1/19/96       49,993,324
   75,000,000  PNC Bank N.A...............................    6.450      12/12/95       75,009,105
   30,000,000  PNC Bank N.A., Variable Rate...............    5.825       5/20/96       29,988,356
   20,000,000  SMM Trust 1994-D, Variable Rate**..........    5.984      10/27/95       20,000,000
   50,000,000  SMM Trust 1995-I, Variable Rate**..........    5.895       6/17/96       49,985,880
                                                                                    --------------
               TOTAL BANK/CORPORATE NOTES (COST $1,232,972,359)..................    1,232,972,359
                                                                                    --------------
               CERTIFICATE OF DEPOSIT -- 1.4% (COST $50,000,524)
               YANKEE
   50,000,000  Norinchukin Bank...........................    5.810       9/12/95       50,000,524
                                                                                    --------------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                         PRIME VALUE MONEY MARKET FUND

     FACE                                                   INTEREST    MATURITY        VALUE
    VALUE                                                     RATE        DATE         (NOTE 1)
 ------------                                               --------   ----------   --------------
               U.S. GOVERNMENT AGENCY OBLIGATION -- 0.9%   (COST
               $30,000,000)
 $ 30,000,000  Federal National Mortgage Association,
                Variable Rate.............................    6.350%      10/7/96++ $   30,000,000
                                                                                    --------------
               REPURCHASE AGREEMENTS -- 25.5%
               Agreement with Goldman Sachs Group, L.P. dated 7/31/95 bearing
                5.880% to be repurchased at $500,081,667 on 8/1/95,
                collateralized by $654,239,426 of various mortgage-backed
  500,000,000   securities, with various maturities and interest rates (market
                value -- $510,000,000)...........................................      500,000,000
               Agreement with J.P. Morgan Securities Inc. dated 7/31/95 bearing
                6.050% to be repurchased at $180,030,250 on 8/1/95,
                collateralized by $201,539,609 of various mortgage-backed
  180,000,000   securities, with various maturities and interest rates (market
                value -- $183,600,000)...........................................      180,000,000
               Agreement with Lehman Brothers Government Securities Inc. dated
                7/31/95 bearing 6.000% to be repurchased at $209,641,935 on
                8/1/95, collateralized by $1,286,955,672 of various
  209,607,000   mortgage-backed securities, with various maturities and interest
                rates (market value -- $213,782,348).............................      209,607,000
                                                                                    --------------
               TOTAL REPURCHASE AGREEMENTS (COST $889,607,000)...................      889,607,000
                                                                                    --------------

TOTAL INVESTMENTS (COST $3,436,054,973*)...............................     98.6%    3,436,054,973
OTHER ASSETS AND LIABILITIES (NET).....................................      1.4        48,745,001
                                                                          ------    --------------
NET ASSETS.............................................................    100.0%   $3,484,799,974
                                                                          ------    --------------
                                                                          ------    --------------

------------------------
   * Aggregate cost for Federal tax purposes.
  ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 *** Securities are exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
   + For Commercial Paper, the interest rate represents annualized yield at date of purchase.
  ++ Variable rate, resets daily.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1995 (UNAUDITED)

                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

     FACE                                                   INTEREST    MATURITY        VALUE
    VALUE                                                    RATE+        DATE         (NOTE 1)
 ------------                                               --------   ----------   --------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 62.9%
               FEDERAL HOME LOAN BANK (FHLB):
 $ 10,000,000  FHLB, Discount Note........................    5.780%       8/1/95   $   10,000,000
    5,000,000  FHLB, Variable Rate........................    6.400       9/18/95        5,000,000
    5,000,000  FHLB, Variable Rate........................    6.280        2/3/97++      5,000,000
    7,500,000  FHLB, Variable Rate........................    5.980        5/8/97++      7,510,005
                                                                                    --------------
                                                                                        27,510,005
                                                                                    --------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC):
    5,000,000  FHLMC, Discount Note.......................    5.630        9/7/95        4,971,068
    5,000,000  FHLMC, Discount Note.......................    5.600      10/27/95        4,932,333
                                                                                    --------------
                                                                                         9,903,401
                                                                                    --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION
                (FNMA):
   10,000,000  FNMA, Discount Note........................    5.620      12/22/95        9,776,761
    5,000,000  FNMA, Medium Term Note.....................    6.460       3/27/96        5,020,184
    5,000,000  FNMA, Variable Rate, Medium Term Note......    6.400      12/20/95        5,000,000
    5,000,000  FNMA, Variable Rate, Medium Term Note......    6.350       10/7/96++      5,000,000
                                                                                    --------------
                                                                                        24,796,945
                                                                                    --------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (COST $62,210,351)...............................................       62,210,351
                                                                                    --------------
               REPURCHASE AGREEMENTS -- 37.1%
               Agreement with J.P. Morgan Securities Inc. dated 7/31/95 bearing
                6.050% to be repurchased at $20,003,361 on 8/1/95, collateralized by $19,793,492 of various mortgage-backed securities, with
   20,000,000   various maturities and interest rates (market value --
                $20,400,001).....................................................       20,000,000
               Agreement with Lehman Brothers Government Securities Inc. dated
                7/31/95 bearing 6.000% to be repurchased at $16,671,778 on
                8/1/95, collateralized by $17,355,140 of various mortgage-backed
   16,669,000   securities, with various maturities and interest rates (market
                value -- $17,002,538)............................................       16,669,000
                                                                                    --------------
               TOTAL REPURCHASE AGREEMENTS (COST $36,669,000)....................       36,669,000
                                                                                    --------------

TOTAL INVESTMENTS (COST $98,879,351*)...............................   100.0%         98,879,351
OTHER ASSETS AND LIABILITIES (NET)..................................     0.0             (43,508)
                                                                       ------     --------------
NET ASSETS..........................................................   100.0%     $   98,835,843
                                                                       ------     --------------
                                                                       ------     --------------

------------------------
  * Aggregate cost for Federal tax purposes.
  + For Discount Notes, the interest rate represents annualized yield at date of purchase.
 ++ Variable rate, resets daily.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1995 (UNAUDITED)

                              CASH MANAGEMENT FUND

     FACE                                                       INTEREST    MATURITY      VALUE
    VALUE                                                         RATE        DATE       (NOTE 1)
 ------------                                                   --------   ----------   ----------
               U.S. GOVERNMENT AGENCY OBLIGATION -- 88.4%   (COST
               $1,000,000)
               FEDERAL HOME LOAN BANK (FHLB):
 $  1,000,000  FHLB, Variable Rate............................    6.280%       2/3/97+  $1,000,000
                                                                                        ----------
               REPURCHASE AGREEMENT -- 10.8% (COST $122,000)
               Agreement with Lehman Brothers Government Securities Inc. dated
                7/31/95 bearing 6.000% to be repurchased at $122,020 on 8/1/95, collateralized by $130,000 Government National Mortgage Association,
      122,000   6.990% due 1/15/25 (market value -- $126,649)........................
                                                                                           122,000
                                                                                        ----------

TOTAL INVESTMENTS (COST $1,122,000*)...................................    99.2%          1,122,000
OTHER ASSETS AND LIABILITIES (NET )....................................     0.8               9,435
                                                                          ------     --------------
NET ASSETS.............................................................   100.0%     $    1,131,435
                                                                          ------     --------------
                                                                          ------     --------------

------------------------
* Aggregate cost for Federal tax purposes.
+ Variable rate, resets daily.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
July 31, 1995 (unaudited)

                   TREASURY INSTRUMENTS MONEY MARKET FUND II

                                                      ANNUALIZED YIELD
    FACE                                                 AT DATE OF       MATURITY       VALUE
    VALUE                                                 PURCHASE          DATE        (NOTE 1)
 -----------                                          ----------------   ----------   ------------
              U.S. TREASURY OBLIGATIONS -- 52.5%
 $15,000,000  U.S. Treasury Bills...................        5.680%          8/17/95   $ 14,962,134
  25,000,000  U.S. Treasury Bills...................        5.965            9/7/95     24,846,732
  25,000,000  U.S. Treasury Bills...................        5.500           9/14/95     24,831,944
  25,000,000  U.S. Treasury Bills...................        5.425           9/21/95     24,807,865
  10,000,000  U.S. Treasury Bills...................        5.845           9/21/95      9,917,196
  25,000,000  U.S. Treasury Bills...................        5.840           10/5/95     24,736,389
  20,000,000  U.S. Treasury Bills...................        5.750          10/12/95     19,770,000
  15,000,000  U.S. Treasury Bills...................        5.460          10/19/95     14,820,275
  10,000,000  U.S. Treasury Bills...................        5.685          10/19/95      9,875,246
  25,000,000  U.S. Treasury Bills...................        5.440          10/26/95     24,675,111
  10,000,000  U.S. Treasury Bills...................        5.740          10/26/95      9,862,877
  25,000,000  U.S. Treasury Bills...................        5.420          11/16/95     24,597,264
   5,000,000  U.S. Treasury Bills...................        5.980            3/7/96      4,818,109
  10,000,000  U.S. Treasury Bills...................        5.775            4/4/96      9,603,771
                                                                                      ------------
              TOTAL U.S. TREASURY OBLIGATIONS (COST $242,124,913)..................    242,124,913
                                                                                      ------------
              REPURCHASE AGREEMENTS -- 47.9%
              Agreement with BZW Securities Inc. dated 7/31/95 bearing 5.850% to be repurchased at $60,009,750 on 8/1/95, collateralized by $75,230,000 of various mortgage-backed securities, with various maturities and
  60,000,000   interest rates (market value -- $61,200,703)........................
                                                                                        60,000,000
              Agreement with Chase Securities Inc. dated 7/31/95 bearing 5.850% to be repurchased at $60,009,750 on 8/1/95, collateralized by
               $81,804,000 of various U.S. Treasury Obligations, with various
  60,000,000   maturities and interest rates (market value -- $61,200,405).........
                                                                                        60,000,000
              Agreement with Lehman Brothers Government Securities Inc. dated
               7/31/95 bearing 5.860% to be repurchased at $45,007,325 on 8/1/95, collateralized by $239,288,000 of various U.S. Treasury Strips, with
  45,000,000   various maturities (market value -- $45,900,633)....................
                                                                                        45,000,000
              Agreement with Merrill Lynch Government Securities Inc. dated 7/31/95 bearing 5.850% to be repurchased at $56,045,106 on 8/1/95, collateralized by $57,370,000 of various U.S. Treasury Bills, with
  56,036,000   various maturities (market value -- $57,158,014)....................
                                                                                        56,036,000
                                                                                      ------------
              TOTAL REPURCHASE AGREEMENTS (COST $221,036,000)......................    221,036,000
                                                                                      ------------

TOTAL INVESTMENTS (COST $463,160,913*).................................   100.4%       463,160,913
OTHER ASSETS AND LIABILITIES (NET).....................................    (0.4)        (1,634,097)
                                                                          -----      -------------
NET ASSETS.............................................................   100.0%     $ 461,526,816
                                                                          -----         ----------
                                                                          -----         ----------

------------------------
* Aggregate cost for Federal tax purposes.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1995 (UNAUDITED)

                  100% TREASURY INSTRUMENTS MONEY MARKET FUND

                                                       ANNUALIZED YIELD
    FACE                                                  AT DATE OF       MATURITY       VALUE
   VALUE                                                   PURCHASE          DATE       (NOTE 1)
 ----------                                            ----------------   ----------   -----------
             U.S. TREASURY OBLIGATIONS -- 100.9%
 $  645,000  U.S. Treasury Bills.....................        5.350%           8/3/95   $   644,804
    665,000  U.S. Treasury Bills.....................        5.650           8/10/95       664,061
    470,000  U.S. Treasury Bills.....................        5.690           8/10/95       469,332
    295,000  U.S. Treasury Bills.....................        5.390           8/17/95       294,293
    510,000  U.S. Treasury Bills.....................        5.395           8/17/95       508,777
    965,000  U.S. Treasury Bills.....................        5.640           8/31/95       960,464
    295,000  U.S. Treasury Bills.....................        5.300            9/7/95       293,393
    105,000  U.S. Treasury Bills.....................        5.340            9/7/95       104,424
    190,000  U.S. Treasury Bills.....................        5.390            9/7/95       188,948
    115,000  U.S. Treasury Bills.....................        5.450            9/7/95       114,356
  1,100,000  U.S. Treasury Bills.....................        5.380           9/14/95     1,092,766
    200,000  U.S. Treasury Bills.....................        5.420           9/14/95       198,675
  1,195,000  U.S. Treasury Bills.....................        5.340           9/21/95     1,185,960
  1,845,000  U.S. Treasury Bills.....................        5.540           9/21/95     1,830,520
     35,000  U.S. Treasury Bills.....................        5.350           10/5/95        34,662
  1,690,000  U.S. Treasury Bills.....................        5.390           10/5/95     1,673,553
    165,000  U.S. Treasury Bills.....................        5.400           10/5/95       163,391
    140,000  U.S. Treasury Bills.....................        5.340          10/12/95       138,505
  1,545,000  U.S. Treasury Bills.....................        5.665          10/12/95     1,527,495
    450,000  U.S. Treasury Bills.....................        5.350          10/19/95       444,717
    930,000  U.S. Treasury Bills.....................        5.360          10/19/95       919,061
    355,000  U.S. Treasury Bills.....................        5.400          10/19/95       350,793
  1,890,000  U.S. Treasury Bills.....................        5.410          10/19/95     1,867,562
     55,000  U.S. Treasury Bills.....................        5.420          10/19/95        54,346
    805,000  U.S. Treasury Bills.....................        5.400          10/26/95       794,616
                                                                                       -----------

TOTAL INVESTMENTS (COST $16,519,474*)....................................   100.9%       16,519,474
OTHER ASSETS AND LIABILITIES (NET).......................................    (0.9)         (141,641)
                                                                            ------     ------------
NET ASSETS...............................................................   100.0%     $ 16,377,833
                                                                            ------     ------------
                                                                            ------     ------------

------------------------
* Aggregate cost for Federal tax purposes.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1995 (UNAUDITED)

                           TAX-FREE MONEY MARKET FUND

   FACE                                                                VALUE
  VALUE                                                              (NOTE 1)
----------                                                          -----------
             MUNICIPAL BONDS AND NOTES -- 101.7%
             CALIFORNIA -- 5.1%
$4,000,000   California State, Revenue Anticipation Warrants,
              Series C,
              5.750% due 4/25/96.................................   $ 4,035,097
                                                                    -----------
             COLORADO -- 3.8%
 2,995,000   Colorado State, Housing Finance Authority,
              Multi-family Housing Revenue,
              (Sumitomo Bank, LOC),
              3.900% due 3/1/12+++...............................     2,995,000
                                                                    -----------
             DISTRICT OF COLUMBIA -- 5.8%
 2,070,000   District of Columbia, Housing Finance Agency,
              Multi-family Housing Revenue, (NationsBank
              Corporation of Virginia, LOC),
              4.125% due 7/1/97++................................     2,071,360
 2,500,000   District of Columbia, Revenue Notes, Abraham and
              Laura Lisner Home for Aged Women, (NationsBank
              Corporation of Georgia, LOC),
              3.900% due 7/1/22+++...............................     2,500,000
                                                                    -----------
                                                                      4,571,360
                                                                    -----------
             FLORIDA -- 4.8%
   100,000   Marion County, Florida, Industrial Development
              Authority Revenue, Charter Springs Hospital,
              (Bankers Trust Company, LOC),
              3.800% due 7/1/04+++...............................       100,000
             Orange County, Florida, Health Facilities Authority
              Revenue:
   600,000   Series C44,
              4.850% due 10/1/06+++..............................       600,000
 2,500,000   Series C46,
              4.950% due 10/1/08+++..............................     2,500,000
   580,000   Putnam County, Florida, Development Authority,
              Pollution Control Revenue, (Florida Power & Light
              Company Project),
              3.850% due 9/1/24+.................................       580,000
                                                                    -----------
                                                                      3,780,000
                                                                    -----------
             GEORGIA -- 3.2%
 1,000,000   Burke County, Georgia, Development Authority,
              Pollution Control Revenue, (Georgia Power Company
              Project), Series 2,
              4.100% due 4/1/25+.................................     1,000,000
 1,500,000   Georgia State, Municipal Electric Authority,
              Subordinate General Resolution Note, Series B,
              4.250% due 6/1/20++................................     1,501,813
                                                                    -----------
                                                                      2,501,813
                                                                    -----------
             ILLINOIS -- 8.9%
 1,000,000   Chicago, Illinois, Adjustable Rate Tender Notes,
              Series A, Commercial Paper
              Put 10/31/95, (Morgan Guaranty Trust Company, LOC),
              4.600% due 10/31/96++..............................     1,000,000

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                           TAX-FREE MONEY MARKET FUND

   FACE                                                                VALUE
  VALUE                                                              (NOTE 1)
----------                                                          -----------
             MUNICIPAL BONDS AND NOTES (CONTINUED)
             ILLINOIS (CONTINUED)
$2,300,000   Chicago, Illinois, General Obligation, (Sanwa Bank,
              Ltd., LOC),
              3.850% due 1/1/10+++...............................   $ 2,300,000
   235,000   Cook County, Illinois, Municipal Securities,
              Treasury Receipts, Series SGA-3, (Sanwa Bank, Ltd.,
              LOC),
              4.000% due 11/15/23+++.............................       235,000
             Illinois Health Facilities Authority Revenue:
 1,500,000   (Carle Foundation Project),
              3.800% due 1/1/22+++...............................     1,500,000
 2,000,000   Series A,
              4.500% due 8/1/15++................................     2,000,000
                                                                    -----------
                                                                      7,035,000
                                                                    -----------
             KANSAS -- 4.7%
 3,700,000   La Cygne, Kansas, Environmental Improvement Revenue,
              (Kansas City Power & Light Company Project),
              3.950% due 3/1/15+++...............................     3,700,000
                                                                    -----------
             LOUISIANA -- 1.0%
   800,000   Louisiana State, Offshore Terminal Authority,
              Deepwater Port Revenue,
              (Loop Inc. Project), (Union Bank of Switzerland,
              LOC),
              3.800% due 9/1/06+.................................       800,000
                                                                    -----------
             MARYLAND -- 2.8%
   895,000   Maryland Environmental Services Revenue, (Mid-Shore
              Regional Landfill Project), (AMBAC Insured),
              5.200% due 9/1/95..................................       895,584
 1,300,000   Northeast Maryland, Waste Disposal Authority,
              Resource Recovery Revenue, (MBIA Insured),
              3.750% due 1/1/07++................................     1,300,000
                                                                    -----------
                                                                      2,195,584
                                                                    -----------
             MASSACHUSETTS -- 7.5%
 1,200,000   Massachusetts Municipal Wholesale Electric Company,
              Power Supply Systems Revenue, Series C, (Canadian
              Imperial Bank of Commerce, LOC),
              3.650% due 7/1/19+++...............................     1,200,000
 2,750,000   Massachusetts State, Municipal Securities Treasury
              Receipts, Series B, (Canadian Imperial Bank of
              Commerce, LOC),
              3.900% due 12/1/07+++..............................     2,750,000
 2,000,000   Massachusetts State Water Resources Authority,
              Municipal Securities Receipts, (Canadian Imperial
              Bank of Commerce, LOC),
              3.900% due 4/1/09+++...............................     2,000,000
                                                                    -----------
                                                                      5,950,000
                                                                    -----------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                           TAX-FREE MONEY MARKET FUND

   FACE                                                                VALUE
  VALUE                                                              (NOTE 1)
----------                                                          -----------
             MUNICIPAL BONDS AND NOTES (CONTINUED)
             MICHIGAN -- 12.4%
$  200,000   Dearborn, Michigan, Economic Development Corporation
              Revenue, (Oakbrook Common Project), Limited
              Obligation, (Mellon Bank Corporation, LOC),
              3.800% due 3/1/25+++...............................   $   200,000
   600,000   Delta County, Michigan, Economic Development
              Corporation, Environmental Improvement Revenue,
              (Dates-Mead-Escanaba Paper Company Project),
              (Bank of Nova Scotia, LOC),
              4.200% due 12/1/13+................................       600,000
 2,000,000   Detroit, Michigan, City School District, State
              School Aid Notes,
              4.500% due 5/1/96..................................     2,009,460
 1,000,000   Michigan State, Pollution Control Revenue, (Dow
              Chemical Company Project),
              4.150% due 8/1/03++................................     1,000,000
 6,000,000   Michigan State, Storage Tank Financial Assurance
              Authority, Series I, (Canadian Imperial Bank of
              Commerce, LOC),
              3.900% due 12/1/04+++..............................     6,000,000
                                                                    -----------
                                                                      9,809,460
                                                                    -----------
             NEW JERSEY -- 2.5%
 2,000,000   Camden County, New Jersey, Bond Anticipation Notes,
              Series A,
              5.250% due 2/14/96.................................     2,004,624
                                                                    -----------
             NEW YORK -- 5.8%
 3,560,000   Monroe County, New York, Putters, Series 24-B,
              (Morgan Guaranty Trust Company, BPA),
              4.150% due 6/1/05+++...............................     3,560,000
 1,000,000   New York State, Dormitory Authority Revenue,
              Putters, Series 14-C,
              (Morgan Guaranty Trust Company, BPA),
              3.750% due 7/1/10+++...............................     1,000,000
                                                                    -----------
                                                                      4,560,000
                                                                    -----------
             NORTH CAROLINA -- 2.5%
 2,000,000   Greensboro, North Carolina, Public Improvement
              Revenue,
              General Obligation, Series B,
              3.750% due 4/1/14+++...............................     2,000,000
                                                                    -----------
             OHIO -- 5.9%
 3,800,000   Clermont County, Ohio, Hospital Facilities Revenue,
              Series B,
              (Mercy Health Systems, GTC),
              3.850% due 9/1/21+++...............................     3,800,000
   825,000   Cuyahoga County, Ohio, Industrial Development
              Revenue,
              (S&R Playhouse Realty Company Project),
              3.950% due 12/1/09++++.............................       825,000
                                                                    -----------
                                                                      4,625,000
                                                                    -----------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                           TAX-FREE MONEY MARKET FUND

   FACE                                                                VALUE
  VALUE                                                              (NOTE 1)
----------                                                          -----------
             MUNICIPAL BONDS AND NOTES (CONTINUED)
             PENNSYLVANIA -- 8.9%
$2,000,000   Pennsylvania State Housing Finance Agency,
              Single-family Housing Revenue, Series N,
              4.350% due 4/1/08++................................   $ 2,000,000
 1,000,000   Philadelphia, Pennsylvania, School District Revenue,
              Tax and Revenue Anticipation Notes, General
              Obligation,
              4.500% due 6/28/96.................................     1,004,810
 4,000,000   Philadelphia, Pennsylvania, Tax and Revenue
              Anticipation Notes,
              General Obligation, Series A,
              4.500% due 6/27/96.................................     4,019,146
                                                                    -----------
                                                                      7,023,956
                                                                    -----------
             RHODE ISLAND -- 0.7%
   500,000   Cranston, Rhode Island, General Obligation, (MBIA
              Insured),
              5.400% due 6/15/96.................................       506,332
                                                                    -----------
             SOUTH CAROLINA -- 3.4%
   700,000   Rock Hill, South Carolina, Utility Systems Revenue,
              3.850% due 1/1/22+++...............................       700,000
 2,000,000   York County, South Carolina, Pollution Control
              Revenue, Saluda River,
              (Cooperative Finance Corporation Insured),
              4.550% due 8/15/14++...............................     2,000,000
                                                                    -----------
                                                                      2,700,000
                                                                    -----------
             TENNESSEE -- 0.9%
   700,000   Chattanooga, Tennessee, Industrial Development Board
              Revenue, (Warehouse Row Ltd. Project), (Credit
              Suisse, LOC),
              3.800% due 12/15/12+++.............................       700,000
                                                                    -----------
             TEXAS -- 6.7%
   700,000   Grapevine, Texas, Industrial Development
              Corporation, Airport Revenue, Southern Air
              Transportation, (Bank of Montreal, LOC),
              3.850% due 3/1/10+++...............................       700,000
 1,300,000   San Antonio, Texas, Customs Receipts Notes,
              3.950% due 8/1/02+++...............................     1,300,000
 3,300,000   Texas State, Tax and Revenue Anticipation Notes,
              5.000% due 8/31/95.................................     3,302,598
                                                                    -----------
                                                                      5,302,598
                                                                    -----------
             VIRGINIA -- 1.9%
 1,000,000   Virginia State, Public Building Authority, Series A,
              (Correctional Facilities Project),
              6.650% due 2/1/96..................................     1,011,622
   500,000   Virginia State, Public School Authority, (MBIA
              Insured),
              6.300% due 8/1/95..................................       500,000
                                                                    -----------
                                                                      1,511,622
                                                                    -----------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                           TAX-FREE MONEY MARKET FUND

   FACE                                                                VALUE
  VALUE                                                              (NOTE 1)
----------                                                          -----------
             MUNICIPAL BONDS AND NOTES (CONTINUED)
             WISCONSIN -- 2.5%
$2,000,000   Wisconsin State, Public Power Systems Revenue,
              Municipal Securities, Treasury Receipts, Series
              SGA-10,
              4.100% due 7/1/14+++...............................   $ 2,000,000
                                                                    -----------

TOTAL INVESTMENTS (COST $80,307,446*)...................   101.7%     80,307,446
OTHER ASSETS AND LIABILITIES (NET)......................    (1.7)     (1,326,729)
                                                           ------    -----------
NET ASSETS..............................................   100.0%    $78,980,717
                                                           ------    -----------
                                                           ------    -----------

------------------------
   * Aggregate cost for Federal tax purposes.
   + Variable rate demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
  ++ Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate currently in effect.
 +++ Variable rate demand notes are payable upon not more than seven business days' notice. The interest rate shown reflects the rate currently in effect.
++++ Variable rate demand notes are payable upon not more than thirty business days' notice. The interest rate shown reflects the rate currently in effect.

AMBAC -- American Municipal Bond Assurance Corporation.
BPA   -- Instruments supported by bond purchase agreement.
GTC  -- Instruments guaranteed by corporation.
LOC  -- Instruments supported by bank letter of credit.
MBIA -- Municipal Bond Investors Assurance.

NOTE:
Approximately 50.3% of the municipal bonds and notes held by the Fund have credit enhancement features backing them. Such features may have been considered by the rating agency in rating these securities.

                SUMMARY OF MUNICIPAL BONDS BY COMBINED RATINGS#

                                                                               PERCENT
                   MOODY'S                   STANDARD & POOR'S                 OF VALUE
              Aaa                                   AAA                            23.7%
              Aa, Aa2, Aa3                           AA                            23.7
              MIG1/VMIG1/P1                  A-1/A-1+/SP-1/SP-1+                   52.6
                                                                               --------
                                                                                  100.0%
                                                                               --------
                                                                               --------
              # Bonds are not necessarily rated the same by both services.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
July 31, 1995 (unaudited)

                          MUNICIPAL MONEY MARKET FUND

   FACE                                                                            VALUE
  VALUE                                                                          (NOTE 1)
----------                                                                      -----------
            MUNICIPAL BONDS AND NOTES -- 99.7%
            ARIZONA -- 4.6%
$2,000,000  Cochise County, Arizona, Pollution Control Corporation, Solid
             Waste Disposal Revenue, (Arizona Electric Power Inc. Project),
             4.450% due 9/1/24++..............................................  $ 2,000,282
 2,000,000  Flagstaff, Arizona, Industrial Development Authority, Multi-family
             Housing Revenue, (Woodcrest Apartments Project), (First
             Interstate Bank, LOC),
             4.000% due 2/1/24+++.............................................    2,000,000
 2,500,000  Maricopa County, Arizona, Pollution Control Corporation,
             Pollution Control Revenue, (Arizona Public Service Company
             Project),
             Series D, (Bank of America, LOC),
             3.750% due 5/1/24+...............................................    2,500,000
 2,710,000  Phoenix, Arizona, Industrial Development Authority, Multi-family
             Housing Revenue, (Ventana Palms Apartments Project), (First
             Interstate Bank, LOC),
             4.000% due 2/1/24+++.............................................    2,710,000
 1,500,000  Special Fund of Industrial Commission, Arizona,
             Commercial Paper Put 8/23/95, (FGIC Insured),
             (Sumitomo Bank, BPA),
             4.200% due 9/1/05++..............................................    1,500,000
                                                                                -----------
                                                                                 10,710,282
                                                                                -----------
            CALIFORNIA -- 4.1%
 9,300,000  California State, Revenue Anticipation Warrants, Series C,
             5.750% due 4/25/96...............................................    9,384,559
                                                                                -----------
            COLORADO -- 3.0%
 3,000,000  Arapahoe County, Colorado, Capital Improvement Highway Revenue,
             (E-470 Project), Series F, (Union Bank of Switzerland, LOC),
             4.450% due 8/31/26++.............................................    3,000,000
 4,000,000  Colorado State, Housing Finance Authority, Multi-family Housing
             Revenue,
             (Sumitomo Bank, LOC),
             3.900% due 3/1/12+++.............................................    4,000,000
                                                                                -----------
                                                                                  7,000,000
                                                                                -----------
            FLORIDA -- 4.8%
 1,810,000  Dade County, Florida, Industrial Development Authority Revenue,
             (Barnett Bank, LOC),
             4.100% due 11/1/09+++............................................    1,810,000
   800,000  Dade County, Florida, Solid Waste Industrial Development Authority
             Revenue, (Montenay-Dade Ltd. Project), Series A, (Banque Paribas,
             LOC),
             4.050% due 12/1/10+++............................................      800,000
 2,400,000  Putnam County, Florida, Development Authority, Pollution Control
             Revenue, (Florida Power & Light Company Project),
             3.850% due 9/1/24+...............................................    2,400,000

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                          MUNICIPAL MONEY MARKET FUND

   FACE                                                                            VALUE
  VALUE                                                                          (NOTE 1)
----------                                                                      -----------
            MUNICIPAL BONDS AND NOTES (CONTINUED)
            FLORIDA (CONTINUED)
$2,500,000  St. John's County, Florida, Industrial Development Authority
             Revenue,
             (Kredietbank, LOC),
             4.000% due 12/1/16+++............................................  $ 2,500,000
 3,500,000  St. Lucie County, Florida, Pollution Control Revenue,
             (Florida Power & Light Company Project),
             3.850% due 7/1/26+...............................................    3,500,000
                                                                                -----------
                                                                                 11,010,000
                                                                                -----------
            GEORGIA -- 3.2%
 3,400,000  Fulton County, Georgia, Development Authority, Industrial Revenue,
             (Leggett & Platt Inc. Project), Series A, (Wachovia Bank, LOC),
             4.300% due 6/1/27+++.............................................    3,400,000
 4,000,000  Georgia State Residential Finance Authority, Home Ownership
             Mortgage Revenue, Series C,
             4.050% due 12/1/18++.............................................    4,000,960
                                                                                -----------
                                                                                  7,400,960
                                                                                -----------
            HAWAII -- 6.5%
15,000,000  Secondary Market Services Corporation, Hawaii Student Loan
             Revenue, Series I,
             4.250% due 9/1/10++..............................................   15,000,000
                                                                                -----------
            ILLINOIS -- 5.9%
 1,000,000  Chicago, Illinois, Adjustable Rate Tender Notes, Commercial Paper
             Put 10/31/95, Series A, (Morgan Guaranty Trust Company, LOC),
             4.600% due 10/31/96..............................................    1,000,000
 1,200,000  Chicago, Illinois, O'Hare International Airport, Series B,
             (Sanwa Bank, Ltd., LOC),
             3.900% due 1/1/18+++.............................................    1,200,000
            Illinois Development Finance Authority Revenue:
 3,500,000  (Greyhill Inc. Project), Series B,
             4.000% due 11/1/23+++............................................    3,500,000
 1,000,000  (Nutrasweet Company Project), (Monsanto Company Credit),
             4.000% due 2/1/05+++.............................................    1,000,000
 3,000,000  Illinois Health Facilities Authority Revenue,
             Commercial Paper Put 8/17/95, Series A,
             4.500% due 8/1/15++..............................................    3,000,000
 3,000,000  Southwestern Illinios Development Authority, Industrial
             Development Revenue, (Robinson Steel Company Inc. Project),
             (American National Bank & Trust Company, LOC),
             4.050% due 12/1/06+++............................................    3,000,000

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                          MUNICIPAL MONEY MARKET FUND

   FACE                                                                            VALUE
  VALUE                                                                          (NOTE 1)
----------                                                                      -----------
            MUNICIPAL BONDS AND NOTES (CONTINUED)
            ILLINOIS (CONTINUED)
$1,000,000  West Chicago, Illinois, Industrial Development Revenue,
             (Acme Printing Inc. Project), (Bank of Tokyo Ltd., LOC),
             4.125% due 5/1/99+++.............................................  $ 1,000,000
                                                                                -----------
                                                                                 13,700,000
                                                                                -----------
            INDIANA -- 4.5%
            Indiana State, Employment Development Revenue:
   500,000  (Double Eagle Industries Inc. Project),
             4.150% due 1/1/13+++.............................................      500,000
   150,000  (Mobel Project),
             4.150% due 1/1/14+++.............................................      150,000
 1,400,000  (Shadeland Ventures Project),
             4.150% due 1/1/14+++.............................................    1,400,000
   800,000  Indiana State, Secondary Student Loan Marketing Revenue, Series B,
             (AMBAC Insured), (Mitsubishi Bank, BPA),
             3.900% due 12/1/13+++............................................      800,000
   500,000  Ossian, Indiana, Industrial Economic Development Revenue,
             (Harris Trust and Savings Bank, LOC),
             4.000% due 12/1/23+++............................................      500,000
 7,000,000  Tippecanoe County, Indiana, Economic Development Revenue,
             (Consolidated Industries Corporation Project), (Bank of New York,
             LOC),
             4.000% due 4/1/00+++.............................................    7,000,000
                                                                                -----------
                                                                                 10,350,000
                                                                                -----------
            IOWA -- 2.0%
            Iowa Finance Authority, Solid Waste Disposal Revenue,
             (Cedar River Paper Company Project), Series A, (Swiss Bank, LOC):
 2,700,000  3.900% due 7/1/23+................................................    2,700,000
 1,900,000  3.900% due 6/1/24+................................................    1,900,000
                                                                                -----------
                                                                                  4,600,000
                                                                                -----------
            KENTUCKY -- 3.0%
 3,000,000  Kentucky Housing Corporation, Housing Revenue, Series E,
             3.700% due 7/1/26++..............................................    3,000,000
   500,000  Kentucky State, Pollution Abatement and Water Resources Finance
             Authority Revenue, Pollution Control, (Bank of Tokyo
             Ltd./Sakura/Sanwa/Tokai, BPA),
             4.300% due 8/13/06+..............................................      500,000
 3,400,000  Pulaski County, Kentucky, Solid Waste Disposal Revenue,
             (National Rural Utilities -- East Kentucky Power Project), Series
             B,
             4.650% due 8/15/23++.............................................    3,400,311
                                                                                -----------
                                                                                  6,900,311
                                                                                -----------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                          MUNICIPAL MONEY MARKET FUND

   FACE                                                                            VALUE
  VALUE                                                                          (NOTE 1)
----------                                                                      -----------
            MUNICIPAL BONDS AND NOTES (CONTINUED)
            MASSACHUSETTS -- 3.5%
$5,000,000  Massachusetts Bay Transportation Authority, Series A,
             5.500% due 3/1/96................................................  $ 5,024,293
            Massachusetts State, Housing Finance Agency, Housing Revenue:
 1,000,000  Rental, Series A, (AMBAC Insured),
             4.550% due 1/1/96................................................    1,000,371
 2,000,000  Single-family,
             4.150% due 12/1/22++.............................................    2,000,000
                                                                                -----------
                                                                                  8,024,664
                                                                                -----------
            MICHIGAN -- 4.3%
 3,000,000  Detroit, Michigan, City School District, State School Aid Notes,
             4.500% due 5/1/96................................................    3,014,190
 2,900,000  Michigan Higher Education Student Loan, Series XII-F, (AMBAC
             Insured), (Sumitomo Bank, BPA),
             3.900% due 10/1/20+++............................................    2,900,000
            Michigan State Strategic Fund:
 1,100,000  (Lex Controls Inc. Project), (Bank of Tokyo Ltd., LOC),
             4.000% due 7/1/99+++.............................................    1,100,000
 2,000,000  Pollution Control Revenue, (Dow Chemical Company Project),
             (NCNB National Bank, Corporate Credit),
             4.200% due 12/1/02...............................................    2,000,000
 1,000,000  Solid Waste Disposal Revenue, (S.D. Warren Company Project),
             Series A, Commercial Paper Put 8/17/95, (Sumitomo Bank, LOC),
             4.200% due 1/15/22++.............................................    1,000,000
                                                                                -----------
                                                                                 10,014,190
                                                                                -----------
            MISSISSIPPI -- 2.2%
 5,000,000  Mississippi Business Financial Corporation, Solid Waste Disposal
             Revenue, (Morton International Inc. Project), Series B,
             4.000% due 6/1/20+++.............................................    5,000,000
                                                                                -----------
            MISSOURI -- 2.2%
   500,000  Kansas City, Missouri, Industrial Development Authority,
             Hospital Revenue, Research Health Services System,
             (MBIA Insured), (Sumitomo Bank Ltd., Corporate Credit),
             3.900% due 10/15/15+.............................................      500,000
 4,500,000  Missouri Higher Education Loan Authority, Series A,
             (National Westminster Bank, LOC),
             3.900% due 6/1/17+++.............................................    4,500,000
                                                                                -----------
                                                                                  5,000,000
                                                                                -----------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                          MUNICIPAL MONEY MARKET FUND

   FACE                                                                            VALUE
  VALUE                                                                          (NOTE 1)
----------                                                                      -----------
            MUNICIPAL BONDS AND NOTES (CONTINUED)
            MONTANA -- 1.8%
$4,150,000  Montana State Board Investment Resource Recovery Revenue,
             (Colstrip Project), (Fuji Bank Ltd., LOC),
             4.050% due 12/30/15+++...........................................  $ 4,150,000
                                                                                -----------
            NEVADA -- 2.1%
            Nevada State Department, Commercial Industrial Development
             Revenue:
   500,000  (Halco Project), Series A, (Kyowa Bank Ltd., LOC),
             4.100% due 12/1/09+++............................................      500,000
   100,000  (Kinplex Project), Series A, (Credit Commerciale de France, LOC),
             4.100% due 1/1/09+++.............................................      100,000
 4,200,000  (Marshmallow Lane Partners Project), (Credit Commerciale de
             France, LOC),
             4.000% due 4/1/09+++.............................................    4,200,000
                                                                                -----------
                                                                                  4,800,000
                                                                                -----------
            NEW HAMPSHIRE -- 1.3%
 3,000,000  New Hampshire State Housing Finance Authority,
             Single-family Revenue, Series F,
             4.300% due 7/1/26++..............................................    3,000,000
                                                                                -----------
            NEW JERSEY -- 2.3%
 3,000,000  Camden County, New Jersey, Bond Anticipation Notes, Series A,
             5.250% due 2/14/96...............................................    3,006,937
            New Jersey Economic Development Authority Revenue, (Wearbest
             Sil-Tex
             Mills Project):
 1,610,000  Series A,
             4.250% due 7/1/15+++.............................................    1,610,000
   800,000  Series B,
             4.250% due 7/1/01+++.............................................      800,000
                                                                                -----------
                                                                                  5,416,937
                                                                                -----------
            NEW MEXICO -- 1.9%
 4,334,000  Rio Arriba County, New Mexico, Industrial Revenue,
             (Franklin Industries Project), (NationsBank Corporation, LOC),
             4.000% due 12/1/07+++............................................    4,334,000
                                                                                -----------
            NEW YORK -- 2.3%
 2,200,000  Monroe County, New York, Putters, Series 24-A,
             4.150% due 6/1/04+++.............................................    2,200,000
 3,000,000  New York State, Dormitory Authority Revenue,
             3.750% due 7/1/08+++.............................................    3,000,000
                                                                                -----------
                                                                                  5,200,000
                                                                                -----------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                          MUNICIPAL MONEY MARKET FUND

   FACE                                                                            VALUE
  VALUE                                                                          (NOTE 1)
----------                                                                      -----------
            MUNICIPAL BONDS AND NOTES (CONTINUED)
            OHIO -- 1.3%
$3,000,000  Ohio State, Water Development Authority, Pollution Control
             Facilities Revenue, (Ohio Edison Company Project), Series A,
             (Union Bank of Switzerland, LOC),
             4.750% due 5/1/18++..............................................  $ 3,005,957
                                                                                -----------
            OREGON -- 3.3%
 3,650,000  Metropolitan Service, Oregon, Waste Disposal Revenue, (Riedel
             Oregon
             Compost Company Project), Series A, (U.S. National Bank, LOC),
             4.100% due 7/1/11+++.............................................    3,650,000
            Oregon State Economic Development Commission Revenue:
 2,000,000  (Kydtaru Project), (Bank of Tokyo Ltd., LOC),
             4.125% due 12/1/99+++............................................    2,000,000
   850,000  Series C, (First Interstate Bank of Oregon, LOC),
             4.500% due 7/1/98+++.............................................      850,000
 1,155,000  (Toshi Project), Series B, (First Interstate Bank of Oregon, LOC),
             4.500% due 7/1/02+++.............................................    1,155,000
                                                                                -----------
                                                                                  7,655,000
                                                                                -----------
            PENNSYLVANIA -- 4.3%
 2,000,000  Pennsylvania State Housing Finance Agency, Single-family Housing
             Revenue, Series N,
             4.350% due 4/1/08++..............................................    2,000,000
            Pennsylvania State Higher Education Assistance Agency,
             Student Loan Revenue, (Sallie Mae, LOC):
   800,000  Series A,
             3.900% due 1/1/18+++.............................................      800,000
 1,200,000  Series B,
             3.900% due 7/1/18+++.............................................    1,200,000
 6,000,000  Philadelphia, Pennsylvania, Tax and Revenue Anticipation Notes,
             General Obligation, Series A,
             4.500% due 6/27/96...............................................    6,028,439
                                                                                -----------
                                                                                 10,028,439
                                                                                -----------
            SOUTH CAROLINA -- 2.6%
 1,750,000  Piedmont Municipal Power Agency, Electric Revenue, Pre-refunded
             1/1/96,
             9.700% due 1/1/24................................................    1,843,800
            South Carolina Jobs and Economic Development Authority, Economic
             Development Revenue:
            (Bank of Tokyo Ltd., LOC):
 1,900,000  4.500% due 12/1/06+++.............................................    1,900,000
   750,000  4.500% due 12/1/07+++.............................................      750,000
 1,320,000  (Osmose Wood Preserving Project), Series B,
             3.900% due 12/1/04+++............................................    1,320,000

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                          MUNICIPAL MONEY MARKET FUND

   FACE                                                                            VALUE
  VALUE                                                                          (NOTE 1)
----------                                                                      -----------
            MUNICIPAL BONDS AND NOTES (CONTINUED)
            SOUTH CAROLINA (CONTINUED)
            South Carolina Jobs and Economic Development Authority, Economic
             Development Revenue (continued):
$  150,000  (Regal-Beloit Corporation Project), Series A,
             3.900% due 5/1/01+++.............................................  $   150,000
                                                                                -----------
                                                                                  5,963,800
                                                                                -----------
            TENNESSEE -- 8.9%
 2,700,000  Coffee County, Tennessee, Industrial Development Board Revenue,
             (Asahi Bank Ltd., LOC),
             5.000% due 12/1/01+++............................................    2,700,000
 2,200,000  Collierville, Tennessee, Industrial Development Board, Industrial
             Revenue, (Ardco Inc. Project), (Harris Trust and Savings Bank,
             LOC),
             4.000% due 4/1/09+++.............................................    2,200,000
 1,500,000  Hamilton County, Tennessee, Industrial Development Board,
             Industrial Revenue, (Komatsv Project), (Bank of New York, LOC),
             4.000% due 12/1/17+++............................................    1,500,000
 6,600,000  McKenzie, Tennessee, Industrial Development Board, Industrial
             Revenue, (Canadian Imperial Bank of Commerce, LOC),
             4.000% due 2/1/01+++.............................................    6,600,000
 3,000,000  Morristown, Tennessee, Industrial Development Board, Industrial
             Development Revenue, (Fleet National Bank, LOC),
             4.050% due 4/1/10+++.............................................    3,000,000
 1,500,000  Rutherford County, Tennessee, Industrial Development Board,
             Industrial Development Revenue, (Leggett & Platt Inc. Project),
             Series A,
             (Wachovia Bank, LOC),
             4.300% due 12/1/03+++............................................    1,500,000
 1,000,000  Shelby County, Tennessee, Health Education and Housing Facilities
             Board Revenue, Multi-family Housing, (Arbor Lake Project),
             (Citibank, LOC),
             4.050% due 3/1/10+++.............................................    1,000,000
 1,950,000  Tennessee Housing Development Agency, Series F,
             3.850% due 7/1/16++..............................................    1,950,000
                                                                                -----------
                                                                                 20,450,000
                                                                                -----------
            TEXAS -- 11.7%
 2,655,000  Dallas, Texas, Housing Finance Corporation, Mortgage Revenue,
             Series A,
             3.850% due 1/1/15++..............................................    2,655,000
 1,000,000  Harris County, Texas, Health Facilities Development Corporation,
             Hospital Revenue, (St. Luke's Episcopal Hospital), Series D,
             4.200% due 2/15/16+..............................................    1,000,000
 2,000,000  North Texas Higher Education Authority, Student Loan Revenue,
             (AMBAC Insured), (Sallie Mae, BPA),
             3.900% due 4/1/20+++.............................................    2,000,000
 1,900,000  San Antonio, Texas, Housing Finance Corporation, (Eagles Nest
             Apartments Project), (Swiss Bank, LOC),
             3.900% due 5/1/20+++.............................................    1,900,000

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                          MUNICIPAL MONEY MARKET FUND

   FACE                                                                            VALUE
  VALUE                                                                          (NOTE 1)
----------                                                                      -----------
            MUNICIPAL BONDS AND NOTES (CONTINUED)
            TEXAS (CONTINUED)
$3,740,000  Tarrant County, Texas, Housing Finance Corporation, Housing
             Revenue,
             3.850% due 7/1/12++..............................................  $ 3,740,000
15,645,000  Texas State, Tax and Revenue Anticipation Notes,
             5.000% due 8/31/95...............................................   15,656,623
                                                                                -----------
                                                                                 26,951,623
                                                                                -----------
            VERMONT -- 0.9%
 2,000,000  Vermont Industrial Development Authority, Pollution Control
             Revenue, (Bolton Valley Project), (Bank of New York, LOC),
             4.150% due 12/1/11+++............................................    2,000,000
                                                                                -----------
            WASHINGTON -- 0.8%
 1,800,000  Student Loan Finance Association, Washington, Series A,
             (National Westminster Bank, LOC),
             3.850% due 1/1/04+++.............................................    1,800,000
                                                                                -----------
            WEST VIRGINIA -- 0.4%
 1,000,000  Marion County, West Virginia, Solid Waste Disposal Facilities
             Revenue, (Granttown Project), Series D, (National Westminster
             Bank, LOC),
             3.950% due 10/1/17+++............................................    1,000,000
                                                                                -----------

TOTAL INVESTMENTS (COST $229,850,722*)...........................     99.7%     229,850,722
OTHER ASSETS AND LIABILITIES (NET)...............................      0.3          688,934
                                                                    ------    -------------
NET ASSETS.......................................................    100.0%   $ 230,539,656
                                                                    ------    -------------
                                                                    ------    -------------

------------------------
  * Aggregate cost for Federal tax purposes.
  + Variable rate demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
 ++ Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate currently in effect.
+++ Variable rate demand notes are payable upon not more than seven business days' notice. The interest rate shown reflects the rate currently in effect.

AMBAC -- American Municipal Bond Assurance Corporation.
BPA   -- Instruments supported by bond purchase agreement.
FGIC  -- Federal Guaranty Insurance Corporation.
LOC  -- Instruments supported by bank letter of credit.
MBIA -- Municipal Bond Investors Assurance.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                          MUNICIPAL MONEY MARKET FUND

NOTE:
Approximately 49.0% of the municipal bonds and notes held by the Fund have credit enhancement features backing them. Such features may have been considered by the rating agency in rating these securities.

                SUMMARY OF MUNICIPAL BONDS BY COMBINED RATINGS#

                                                                  PERCENT
               MOODY'S                STANDARD & POOR'S           OF VALUE
          Aaa                                AAA                       3.2%
          Aa, Aa2, Aa3                       AA                        2.6
          MIG1/VMIG1/P-1             A-1/A-1+/SP-1/SP-1+              76.3
          MIG2/VMIG2/P-2                     SP2                       3.6
          NR                                 NR                       14.3
                                                                  --------
                                                                     100.0%
                                                                  --------
                                                                  --------
          # Bonds are not necessarily rated the same by both services.

                       See Notes to Financial Statements.

                 (This page has been left blank intentionally.)

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 1995 (UNAUDITED)

                                                                                              GOVERNMENT
                                                              PRIME          PRIME VALUE      OBLIGATIONS        CASH
                                                          MONEY MARKET      MONEY MARKET     MONEY MARKET     MANAGEMENT
                                                              FUND              FUND             FUND            FUND
                                                         ---------------   ---------------   -------------   ------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities.........................................  $2,742,983,303    $2,546,447,973    $ 62,210,351     $1,000,000
    Repurchase agreements..............................   1,898,016,000       889,607,000      36,669,000        122,000
                                                         ---------------   ---------------   -------------   ------------
Total investments......................................   4,640,999,303     3,436,054,973      98,879,351      1,122,000
Cash...................................................         552,186               312             965            642
Receivable from Investment Adviser (Note 2)............        --                --               --               3,501
Interest receivable....................................      16,610,734        11,443,532         415,977         21,213
Receivable for investment securities sold..............        --              50,115,780         --             --
Unamortized organization costs (Note 5)................          30,543            30,543          30,593         30,593
Other assets...........................................             447          --               --             --
                                                         ---------------   ---------------   -------------   ------------
  Total Assets.........................................   4,658,193,213     3,497,645,140      99,326,886      1,177,949
                                                         ---------------   ---------------   -------------   ------------
LIABILITIES:
Investment Advisory fee payable (Note 2)...............         346,063           319,720           6,998        --
Administration fee payable (Note 2)....................         105,680            83,873           2,193             26
Due to custodian.......................................        --                --               --             --
Service fees payable (Note 3)..........................          76,808             5,846           2,080        --
Transfer Agent fee payable.............................         101,400            70,350           1,250             20
Custodian fees payable (Note 2)........................          79,125            58,835          12,015         16,615
Dividends payable......................................      14,114,743        11,921,100         441,084          5,185
Payable for investment securities purchased............        --                --               --             --
Accrued expenses and other payables....................         548,759           385,442          25,423         24,668
                                                         ---------------   ---------------   -------------   ------------
  Total Liabilities....................................      15,372,578        12,845,166         491,043         46,514
                                                         ---------------   ---------------   -------------   ------------
NET ASSETS.............................................  $4,642,820,635    $3,484,799,974    $ 98,835,843     $1,131,435
                                                         ---------------   ---------------   -------------   ------------
                                                         ---------------   ---------------   -------------   ------------
Investments, at cost (Note 1)..........................  $4,640,999,303    $3,436,054,973    $ 98,879,351     $1,122,000
                                                         ---------------   ---------------   -------------   ------------
                                                         ---------------   ---------------   -------------   ------------

                       See Notes to Financial Statements.

                                                              100%
                                            TREASURY        TREASURY
                                           INSTRUMENTS    INSTRUMENTS      TAX-FREE       MUNICIPAL
                                          MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                             FUND II          FUND           FUND           FUND
                                          -------------   ------------   ------------   -------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities..........................  $242,124,913    $16,519,474    $80,307,446    $229,850,722
    Repurchase agreements...............   221,036,000        --             --              --
                                          -------------   ------------   ------------   -------------
Total investments.......................   463,160,913     16,519,474     80,307,446     229,850,722
Cash....................................           122        --             243,720         104,433
Receivable from Investment Adviser (Note
  2)....................................       --               2,925        --              --
Interest receivable.....................        37,519        --             662,150       1,939,558
Receivable for investment securities
  sold..................................       --             --             --            2,000,000
Unamortized organization costs (Note
  5)....................................        30,543         30,543         30.593          30,593
Other assets............................       --             --             --              --
                                          -------------   ------------   ------------   -------------
  Total Assets..........................   463,229,097     16,552,942     81,243,909     233,925,306
                                          -------------   ------------   ------------   -------------
LIABILITIES:
Investment Advisory fee payable (Note
  2)....................................        46,606        --               3,946          18,075
Administration fee payable (Note 2).....        10,765        --               1,362           3,521
Due to custodian........................       --              71,236        --              --
Service fees payable (Note 3)...........         8,283        --             --                  803
Transfer Agent fee payable..............         6,230            235            920           2,300
Custodian fees payable (Note 2).........        22,366         12,700         21,723          17,150
Dividends payable.......................     1,558,638         68,208        200,668         299,484
Payable for investment securities
  purchased.............................       --             --           2,009,460       3,014,190
Accrued expenses and other payables.....        49,393         22,730         25,113          30,127
                                          -------------   ------------   ------------   -------------
  Total Liabilities.....................     1,702,281        175,109      2,263,192       3,385,650
                                          -------------   ------------   ------------   -------------
NET ASSETS..............................  $461,526,816    $16,377,833    $78,980,717    $230,539,656
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
Investments, at cost (Note 1)...........  $463,160,913    $16,519,474    $80,307,446    $229,850,722
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JULY 31, 1995 (UNAUDITED)

                                                                                              GOVERNMENT
                                                              PRIME          PRIME VALUE     OBLIGATIONS        CASH
                                                          MONEY MARKET      MONEY MARKET     MONEY MARKET    MANAGEMENT
                                                              FUND              FUND             FUND           FUND
                                                         ---------------   ---------------   ------------   ------------
NET ASSETS consist of:
Undistributed net investment income....................  $       19,757    $        1,576    $     1,817     $  --
Accumulated net realized gain/(loss) on investments
  sold.................................................        (179,364)         (159,654)        (4,414)            10
Par value..............................................       4,642,980         3,484,958         98,838          1,131
Paid-in capital in excess of par value.................   4,638,337,262     3,481,473,094     98,739,602      1,130,294
                                                         ---------------   ---------------   ------------   ------------
                                                         $4,642,820,635    $3,484,799,974    $98,835,843     $1,131,435
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
NET ASSETS:
  Class A..............................................  $4,308,464,612    $3,460,283,837    $84,938,702     $1,131,125
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
  Class B..............................................  $  316,304,021    $   24,515,937    $13,288,221     $      100*
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
  Class C..............................................  $   13,480,198    $          100    $   608,820     $      110*
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
  Class E..............................................  $    4,571,804    $          100    $       100     $      100*
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
SHARES OUTSTANDING:
  Class A..............................................   4,308,609,993     3,460,439,390     84,939,980      1,131,115
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
  Class B..............................................     316,317,187        24,518,462     13,289,540            100
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
  Class C..............................................      13,480,771               100        608,820            110
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
  Class E..............................................       4,572,291               100            100            100
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
CLASS A SHARES:
Net asset value, offering and redemption price per
  share................................................           $1.00             $1.00          $1.00          $1.00
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
CLASS B SHARES:
Net asset value, offering and redemption price per
  share................................................           $1.00             $1.00          $1.00          $1.00
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
CLASS C SHARES:
Net asset value, offering and redemption price per
  share................................................           $1.00             $1.00          $1.00          $1.00
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
CLASS E SHARES:
Net asset value, offering and redemption price per
  share................................................           $1.00             $1.00          $1.00          $1.00
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------

------------------------------
* Lehman Brothers Inc. is the sole remaining shareholder in these classes.

                       See Notes to Financial Statements.

                                                              100%
                                            TREASURY        TREASURY
                                           INSTRUMENTS    INSTRUMENTS      TAX-FREE       MUNICIPAL
                                          MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                             FUND II          FUND           FUND           FUND
                                          -------------   ------------   ------------   -------------
NET ASSETS consist of:
Undistributed net investment income.....  $    --         $     6,349    $     4,796    $     18,620
Accumulated net realized gain/(loss) on
  investments sold......................          (804)        10,185         (2,801)        (22,171)
Par value...............................       461,528         16,361         78,979         230,543
Paid-in capital in excess of par
  value.................................   461,066,092     16,344,938     78,899,743     230,312,664
                                          -------------   ------------   ------------   -------------
                                          $461,526,816    $16,377,833    $78,980,717    $230,539,656
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
NET ASSETS:
  Class A...............................  $423,115,889    $16,377,533    $78,980,417    $228,305,621
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
  Class B...............................  $ 38,410,727    $       100    $       100    $        100
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
  Class C...............................  $        100    $       100    $       100    $  2,233,835
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
  Class E...............................  $        100    $       100    $       100    $        100
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
SHARES OUTSTANDING:
  Class A...............................   423,116,657     16,360,999     78,978,422     228,309,225
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
  Class B...............................    38,410,773            100            100             100
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
  Class C...............................           100            100            100       2,233,782
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
  Class E...............................           100            100            100             100
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
CLASS A SHARES:
Net asset value, offering and redemption
  price per share.......................         $1.00          $1.00          $1.00           $1.00
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
CLASS B SHARES:
Net asset value, offering and redemption
  price per share.......................         $1.00          $1.00          $1.00           $1.00
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
CLASS C SHARES:
Net asset value, offering and redemption
  price per share.......................         $1.00          $1.00          $1.00           $1.00
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------
CLASS E SHARES:
Net asset value, offering and redemption
  price per share.......................         $1.00          $1.00          $1.00           $1.00
                                          -------------   ------------   ------------   -------------
                                          -------------   ------------   ------------   -------------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)

                                                                                        GOVERNMENT
                                                             PRIME       PRIME VALUE    OBLIGATIONS      CASH
                                                         MONEY MARKET    MONEY MARKET      MONEY      MANAGEMENT
                                                             FUND            FUND       MARKET FUND      FUND
                                                         -------------   ------------   -----------   -----------
INVESTMENT INCOME:
Interest...............................................  $130,085,451    $89,640,453    $2,183,426     $  73,443
                                                         -------------   ------------   -----------   -----------
EXPENSES:
Investment Advisory fee (Note 2).......................     2,088,422      1,435,566        35,482         1,199
Administration fee (Note 2)............................     2,088,422      1,435,566        35,482         1,199
Service fees (Note 3):
  Class B..............................................       512,557         44,267         8,484        --
  Class C..............................................        17,075        --                801        --
  Class E..............................................         7,693        --             --            --
Transfer Agent fees (Note 2)...........................       402,135        268,321         6,810        --
Custodian fees (Note 2)................................       220,823        158,910        10,525           410
Registration and filing fees...........................       243,532        171,922        25,454        23,057
Trustees' fees and expenses (Note 2)...................        20,786         20,382           525            37
Amortization of organization costs (Note 5)............         6,414          6,414         6,414         6,414
Other..................................................       394,589        264,432         5,905            49
Fees waived by Investment Adviser, Administrator and
  Custodian and/or expenses reimbursed by Investment
  Adviser (Note 2).....................................    (1,705,963)    (1,177,495)      (62,730)      (29,247)
                                                         -------------   ------------   -----------   -----------
  Total expenses.......................................     4,296,485      2,628,285        73,152         3,118
                                                         -------------   ------------   -----------   -----------
NET INVESTMENT INCOME..................................   125,788,966     87,012,168     2,110,274        70,325
                                                         -------------   ------------   -----------   -----------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS (Note 1).......      (160,627)       166,865        --            --
                                                         -------------   ------------   -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $125,628,339    $87,179,033    $2,110,274     $  70,325
                                                         -------------   ------------   -----------   -----------
                                                         -------------   ------------   -----------   -----------

                       See Notes to Financial Statements.

                                                             100%
                                                           TREASURY
                                             TREASURY      INSTRUMENTS
                                           INSTRUMENTS       MONEY      TAX-FREE      MUNICIPAL
                                           MONEY MARKET     MARKET        MONEY         MONEY
                                             FUND II         FUND      MARKET FUND   MARKET FUND
                                          --------------   ---------   -----------   -----------
INVESTMENT INCOME:
Interest................................   $14,469,034     $976,246    $1,440,893    $3,634,692
                                          --------------   ---------   -----------   -----------
EXPENSES:
Investment Advisory fee (Note 2)........       242,254       16,883        35,236        85,948
Administration fee (Note 2).............       242,254       16,883        35,236        85,948
Service fees (Note 3):
  Class B...............................        50,454        --           --            --
  Class C...............................       --             --           --             2,458
  Class E...............................       --             --           --            --
Transfer Agent fees (Note 2)............        47,933        4,668         7,306        14,374
Custodian fees (Note 2).................        33,473        8,183        17,424        28,226
Registration and filing fees............        39,914       24,154        25,619        28,984
Trustees' fees and expenses (Note 2)....         3,769          514           625         1,189
Amortization of organization costs (Note
  5)....................................         6,414        6,414         6,414         6,414
Other...................................        44,816        5,089         5,138         7,750
Fees waived by Investment Adviser,
  Administrator and Custodian and/or
  expenses reimbursed by Investment
  Adviser (Note 2)......................      (224,769)     (52,398)      (69,573)     (104,127)
                                          --------------   ---------   -----------   -----------
  Total expenses........................       486,512       30,390        63,425       157,164
                                          --------------   ---------   -----------   -----------
NET INVESTMENT INCOME...................    13,982,522      945,856     1,377,468     3,477,528
                                          --------------   ---------   -----------   -----------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS
  (Note 1)..............................          (804)       7,024          (483)        2,443
                                          --------------   ---------   -----------   -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................   $13,981,718     $952,880    $1,376,985    $3,479,971
                                          --------------   ---------   -----------   -----------
                                          --------------   ---------   -----------   -----------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)

                                                                                              GOVERNMENT
                                                              PRIME          PRIME VALUE     OBLIGATIONS        CASH
                                                          MONEY MARKET      MONEY MARKET     MONEY MARKET    MANAGEMENT
                                                              FUND              FUND             FUND           FUND
                                                         ---------------   ---------------   ------------   ------------
Net investment income..................................  $  125,788,966    $   87,012,168    $ 2,110,274    $    70,325
Net realized gain/(loss) on investments sold during the
  period...............................................        (160,627)          166,865        --             --
                                                         ---------------   ---------------   ------------   ------------
Net increase in net assets resulting from operations...     125,628,339        87,179,033      2,110,274         70,325
Distributions to shareholders from net investment
  income:
  Class A..............................................    (113,277,904)      (85,978,744)    (1,903,368)       (70,325)
  Class B..............................................     (11,931,149)       (1,033,424)      (194,025)       --
  Class C..............................................        (277,244)         --              (12,881)       --
  Class E..............................................        (302,669)         --              --             --
Net increase/(decrease) in net assets from share
  transactions (Note 4):
  Class A..............................................   2,769,808,419     1,989,802,253     44,858,941     (3,608,985)
  Class B..............................................     (26,355,403)        2,775,222      3,966,262        --
  Class C..............................................       6,235,881          --              608,720       (199,997)
  Class E..............................................      (3,745,608)         --              --             --
                                                         ---------------   ---------------   ------------   ------------
Net increase/(decrease) in net assets..................   2,745,782,662     1,992,744,340     49,433,923     (3,808,982)
NET ASSETS:
Beginning of period....................................   1,897,037,973     1,492,055,634     49,401,920      4,940,417
                                                         ---------------   ---------------   ------------   ------------
End of period..........................................  $4,642,820,635    $3,484,799,974    $98,835,843    $ 1,131,435
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------
Undistributed net investment income....................  $       19,757    $        1,576    $     1,817        --
                                                         ---------------   ---------------   ------------   ------------
                                                         ---------------   ---------------   ------------   ------------

                       See Notes to Financial Statements.

                                             TREASURY      100% TREASURY
                                           INSTRUMENTS      INSTRUMENTS      TAX-FREE       MUNICIPAL
                                           MONEY MARKET    MONEY MARKET    MONEY MARKET   MONEY MARKET
                                             FUND II           FUND            FUND           FUND
                                          --------------   -------------   ------------   -------------
Net investment income...................   $ 13,982,522    $    945,856    $ 1,377,468    $  3,477,528
Net realized gain/(loss) on investments
  sold during the period................           (804)          7,024           (483)          2,443
                                          --------------   -------------   ------------   -------------
Net increase in net assets resulting
  from operations.......................     13,981,718         952,880      1,376,985       3,479,971
Distributions to shareholders from net
  investment income:
  Class A...............................    (12,870,242)       (945,856)    (1,377,468)     (3,451,587)
  Class B...............................     (1,112,280)        --             --              --
  Class C...............................       --               --             --              (25,941)
  Class E...............................       --               --             --              --
Net increase/(decrease) in net assets
  from share transactions (Note 4):
  Class A...............................     54,320,243     (62,445,338)    18,630,363     134,707,949
  Class B...............................     11,169,133         --             --              --
  Class C...............................       --               --             --            2,233,682
  Class E...............................       --               --             --              --
                                          --------------   -------------   ------------   -------------
Net increase/(decrease) in net assets...     65,488,572     (62,438,314)    18,629,880     136,944,074
NET ASSETS:
Beginning of period.....................    396,038,244      78,816,147     60,350,837      93,595,582
                                          --------------   -------------   ------------   -------------
End of period...........................   $461,526,816    $ 16,377,833    $78,980,717    $230,539,656
                                          --------------   -------------   ------------   -------------
                                          --------------   -------------   ------------   -------------
Undistributed net investment income.....       --          $      6,349    $     4,796    $     18,620
                                          --------------   -------------   ------------   -------------
                                          --------------   -------------   ------------   -------------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JANUARY 31, 1995

                                                                                               GOVERNMENT
                                                              PRIME          PRIME VALUE       OBLIGATIONS        CASH
                                                          MONEY MARKET       MONEY MARKET     MONEY MARKET     MANAGEMENT
                                                              FUND               FUND             FUND            FUND
                                                         ---------------   ----------------   -------------   -------------
Net investment income..................................  $  101,794,050    $    77,945,091    $  3,673,525    $    419,901
Net realized gain/(loss) on investments sold during the
  year.................................................         (18,737)          (326,519)         (4,414)            102
                                                         ---------------   ----------------   -------------   -------------
Net increase in net assets resulting from operations...     101,775,313         77,618,572       3,669,111         420,003
Distributions to shareholders from net investment
  income:
  Class A..............................................     (88,718,314)       (77,274,366)     (3,323,563)       (419,337)
  Class B..............................................     (12,134,365)          (670,725)       (349,962)           (532)
  Class C..............................................        (746,966)         --                --                  (32)
  Class E..............................................        (194,405)         --                --              --
Net increase/(decrease) in net assets from share
  transactions (Note 4):
  Class A..............................................  (1,327,533,646)    (2,510,545,069)    (81,449,488)    (36,969,270)
  Class B..............................................      (7,991,572)         4,239,335       9,323,178         --
  Class C..............................................       7,244,790          --                --              200,007
  Class D..............................................        --                  (10,123)           (100)        --
  Class E..............................................       8,317,899                100             100             100
                                                         ---------------   ----------------   -------------   -------------
Net increase/(decrease) in net assets..................  (1,319,981,266)    (2,506,642,276)    (72,130,724)    (36,769,061)
NET ASSETS:
Beginning of year......................................   3,217,019,239      3,998,697,910     121,532,644      41,709,478
                                                         ---------------   ----------------   -------------   -------------
End of year............................................  $1,897,037,973    $ 1,492,055,634    $ 49,401,920    $  4,940,417
                                                         ---------------   ----------------   -------------   -------------
                                                         ---------------   ----------------   -------------   -------------
Undistributed net investment income....................  $       19,757    $         1,576    $      1,817         --
                                                         ---------------   ----------------   -------------   -------------
                                                         ---------------   ----------------   -------------   -------------

                       See Notes to Financial Statements.

                                             TREASURY      100% TREASURY
                                           INSTRUMENTS      INSTRUMENTS      TAX-FREE       MUNICIPAL
                                           MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                                             FUND II           FUND            FUND            FUND
                                          --------------   -------------   ------------   --------------
Net investment income...................   $ 15,579,788    $  3,069,780    $ 1,770,870    $   6,387,890
Net realized gain/(loss) on investments
  sold during the year..................       --                 3,161         (2,318)         (24,497)
                                          --------------   -------------   ------------   --------------
Net increase in net assets resulting
  from operations.......................     15,579,788       3,072,941      1,768,552        6,363,393
Distributions to shareholders from net
  investment income:
  Class A...............................    (14,277,430)     (3,069,780)    (1,770,323)      (6,387,890)
  Class B...............................     (1,302,358)        --                (547)        --
  Class C...............................       --               --             --              --
  Class E...............................       --               --             --              --
Net increase/(decrease) in net assets
  from share transactions (Note 4):
  Class A...............................    212,014,666     (48,650,249)       618,269     (257,354,964)
  Class B...............................     (6,619,950)        --             --              --
  Class C...............................       --               --             --              --
  Class D...............................       --               --             --                  (100)
  Class E...............................            100             100            100              100
                                          --------------   -------------   ------------   --------------
Net increase/(decrease) in net assets...    205,394,816     (48,646,988)       616,051     (257,379,461)
NET ASSETS:
Beginning of year.......................    190,643,428     127,463,135     59,734,786      350,975,043
                                          --------------   -------------   ------------   --------------
End of year.............................   $396,038,244    $ 78,816,147    $60,350,837    $  93,595,582
                                          --------------   -------------   ------------   --------------
                                          --------------   -------------   ------------   --------------
Undistributed net investment income.....       --          $      6,349    $     4,796    $      18,620
                                          --------------   -------------   ------------   --------------
                                          --------------   -------------   ------------   --------------

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                            PRIME MONEY MARKET FUND

                                                        SIX MONTHS
                                                           ENDED        YEAR        PERIOD
                                                          7/31/95       ENDED        ENDED
                                                        (UNAUDITED)    1/31/95     1/31/94*
                                                        -----------  -----------  -----------
                                                          CLASS A      CLASS A      CLASS A
                                                        -----------  -----------  -----------
Net asset value, beginning of period................... $     1.00   $      1.00  $      1.00
                                                        -----------  -----------  -----------
Net investment income..................................     0.0300        0.0442       0.0310
Dividends from net investment income...................    (0.0300)      (0.0442)     (0.0310)
                                                        -----------  -----------  -----------
Net asset value, end of period......................... $     1.00   $      1.00  $      1.00
                                                        -----------  -----------  -----------
                                                        -----------  -----------  -----------
Total return++.........................................      3.05%         4.52%        3.14%
                                                        -----------  -----------  -----------
                                                        -----------  -----------  -----------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)................. $4,308,465   $ 1,538,802  $ 2,866,353
  Ratio of net investment income to average net
   assets..............................................      6.05%+        4.30%        3.16%+
  Ratio of operating expenses to average net assets....      0.18%+        0.12%        0.11%+
  Ratio of operating expenses to average net assets
   before fees waived by the Investment Adviser,
   Administrator, Custodian and/or Transfer Agent
   and/or expenses reimbursed by the Investment Adviser
   and Administrator...................................      0.26%+        0.25%        0.33%+
  Net investment income per share before waiver of fees
   by the Investment Adviser, Administrator, Custodian
   and/or Transfer Agent and/or expenses reimbursed by
   the Investment Adviser and Administrator............ $   0.0296   $    0.0428  $    0.0289

------------------------
 * The Prime Money Market Fund Class A, Class B, Class C and Class E Shares commenced operations on February 8, 1993, September 2, 1993, December 27, 1993, and October 6, 1994, respectively.
** All shares offered to the public on December 27, 1993 were redeemed on
   December 28, 1993; therefore, total return deemed not to be meaningful.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.
 # Total net assets for Class C were $100 at January 31, 1994.

                       See Notes to Financial Statements.

                                            SIX                              SIX                              SIX
                                          MONTHS                           MONTHS                           MONTHS
                                           ENDED      YEAR      PERIOD      ENDED      YEAR      PERIOD      ENDED     PERIOD
                                          7/31/95     ENDED      ENDED     7/31/95     ENDED      ENDED     7/31/95     ENDED
                                         (UNAUDITED)  1/31/95  1/31/94*   (UNAUDITED)  1/31/95  1/31/94*   (UNAUDITED) 1/31/95*
                                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                          CLASS B    CLASS B    CLASS B    CLASS C    CLASS C    CLASS C    CLASS E    CLASS E
                                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period.... $   1.00   $    1.00  $    1.00  $   1.00   $    1.00  $   1.00   $   1.00   $   1.00
                                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net investment income...................   0.0288      0.0417     0.0110    0.0283      0.0407    0.0001     0.0293     0.0165
Dividends from net investment income....  (0.0288)    (0.0417)   (0.0110)  (0.0283)    (0.0407)  (0.0001)   (0.0293)   (0.0165)
                                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of period.......... $   1.00   $    1.00  $    1.00  $   1.00   $    1.00  $   1.00   $   1.00   $   1.00
                                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total return++..........................    2.93%       4.21%      0.99%     2.86%       4.14%   -- **        2.98%      1.66%
                                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Ratios to average net
  assets/supplemental data:
  Net assets, end of period (in
   000's)............................... $316,304   $ 342,673  $ 350,666  $ 13,480   $   7,245    -- #     $  4,572   $  8,318
  Ratio of net investment income to
   average net assets...................    5.80%+      4.05%      2.91%+    5.70%+      3.95%     2.81%+     5.90%+     4.15%+
  Ratio of operating expenses to average
   net assets...........................    0.43%+      0.37%      0.36%+    0.53%+      0.47%     0.46%+     0.33%+     0.27%+
  Ratio of operating expenses to average
   net assets before fees waived by the
   Investment Adviser, Administrator,
   Custodian and/or Transfer Agent
   and/or expenses reimbursed by the
   Investment Adviser and
   Administrator........................    0.51%+      0.50%      0.58%+    0.61%+      0.60%     0.68%+     0.41%+     0.39%+
  Net investment income per share before
   waiver of fees by the Investment
   Adviser, Administrator, Custodian
   and/or Transfer Agent and/or expenses
   reimbursed by the Investment Adviser
   and Administrator.................... $ 0.0284   $  0.0403  $  0.0102  $ 0.0279   $  0.0393  $ 0.0001   $ 0.0289   $ 0.0160

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                         PRIME VALUE MONEY MARKET FUND

                                                         SIX MONTHS
                                                            ENDED         YEAR         PERIOD
                                                           7/31/95        ENDED         ENDED
                                                         (UNAUDITED)     1/31/95      1/31/94*
                                                         -----------   -----------   -----------
                                                           CLASS A       CLASS A       CLASS A
                                                         -----------   -----------   -----------
Net asset value, beginning of period...................  $     1.00    $      1.00   $      1.00
                                                         -----------   -----------   -----------
Net investment income..................................      0.0301         0.0442        0.0315
Dividends from net investment income...................     (0.0301)       (0.0442)      (0.0315)
                                                         -----------   -----------   -----------
Net asset value, end of period.........................  $     1.00    $      1.00   $      1.00
                                                         -----------   -----------   -----------
                                                         -----------   -----------   -----------
Total return++.........................................       3.05%          4.51%         3.21%
                                                         -----------   -----------   -----------
                                                         -----------   -----------   -----------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's).................  $3,460,284    $ 1,470,317   $ 3,981,184
  Ratio of net investment income to average net
   assets..............................................       6.06%+         4.20%         3.23%+
  Ratio of operating expenses to average net assets....       0.18%+         0.09%         0.07%+
  Ratio of operating expenses to average net assets
   before fees waived by the Investment Adviser,
   Administrator, Custodian and/or Transfer Agent
   and/or expenses reimbursed by the Investment Adviser
   and Administrator...................................       0.26%+         0.25%         0.36%+
  Net investment income per share before waiver of fees
   by the Investment Adviser, Administrator, Custodian
   and/or Transfer Agent and/or expenses reimbursed by
   the Investment Adviser and Administrator............  $   0.0297    $    0.0426   $    0.0287

------------------------
 * The Prime Value Money Market Fund Class A and Class B Shares commenced operations on February 8, 1993 and September 1, 1993, respectively.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

                                             SIX
                                           MONTHS
                                            ENDED       YEAR       PERIOD
                                           7/31/95      ENDED       ENDED
                                          (UNAUDITED)  1/31/95    1/31/94*
                                          ---------   ---------   ---------
                                           CLASS B     CLASS B     CLASS B
                                          ---------   ---------   ---------
Net asset value, beginning of period....  $   1.00    $    1.00   $   1.00
                                          ---------   ---------   ---------
Net investment income...................    0.0289       0.0417     0.0125
Dividends from net investment income....   (0.0289)     (0.0417)   (0.0125)
                                          ---------   ---------   ---------
Net asset value, end of period..........  $   1.00    $    1.00   $   1.00
                                          ---------   ---------   ---------
                                          ---------   ---------   ---------
Total return++..........................     2.93%        4.26%      1.26%
                                          ---------   ---------   ---------
                                          ---------   ---------   ---------
Ratios to average net
  assets/supplemental data:
  Net assets, end of period (in
   000's)...............................  $ 24,516    $  21,739   $ 17,504
  Ratio of net investment income to
   average net assets...................     5.81%+       3.95%      2.98%+
  Ratio of operating expenses to average
   net assets...........................     0.43%+       0.34%      0.32%+
  Ratio of operating expenses to average
   net assets before fees waived by the
   Investment Adviser, Administrator,
   Custodian and/or Transfer Agent
   and/or expenses reimbursed by the
   Investment Adviser and
   Administrator........................     0.51%+       0.50%      0.61%+
  Net investment income per share before
   waiver of fees by the Investment
   Adviser, Administrator, Custodian
   and/or Transfer Agent and/or expenses
   reimbursed by the Investment Adviser
   and Administrator....................  $ 0.0285    $  0.0398   $ 0.0113

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

                                                            SIX
                                                          MONTHS
                                                           ENDED       YEAR       PERIOD
                                                          7/31/95      ENDED       ENDED
                                                         (UNAUDITED)  1/31/95    1/31/94*
                                                         ---------   ---------   ---------
                                                          CLASS A     CLASS A     CLASS A
                                                         ---------   ---------   ---------
Net asset value, beginning of period...................  $   1.00    $    1.00   $    1.00
                                                         ---------   ---------   ---------
Net investment income..................................    0.0297       0.0435      0.0309
Dividends from net investment income...................   (0.0297)     (0.0435)    (0.0309)
                                                         ---------   ---------   ---------
Net asset value, end of period.........................  $   1.00    $    1.00   $    1.00
                                                         ---------   ---------   ---------
                                                         ---------   ---------   ---------
Total return++.........................................     3.01%        4.45%       3.14%
                                                         ---------   ---------   ---------
                                                         ---------   ---------   ---------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's).................  $ 84,939    $  40,080   $ 121,532
  Ratio of net investment income to average net
   assets..............................................     5.97%+       4.28%       3.18%+
  Ratio of operating expenses to average net assets....     0.18%+       0.16%       0.03%+
  Ratio of operating expenses to average net assets
   before fees waived by the Investment Adviser,
   Administrator, Custodian and/ or Transfer Agent
   and/or expenses reimbursed by the Investment Adviser
   and Administrator...................................     0.36%+       0.31%       0.53%+
  Net investment income per share before waiver of fees
   by the Investment Adviser, Administrator, Custodian
   and/or Transfer Agent and/or expenses reimbursed by
   the Investment Adviser and Administrator............  $ 0.0288    $  0.0419   $  0.0261

------------------------
 * The Government Obligations Money Market Fund Class A, Class B and Class C Shares commenced operations on February 8, 1993, August 16, 1993 and April 18, 1995, respectively.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.
 # Total net assets for Class B were $100 at January 31, 1994.

                       See Notes to Financial Statements.

                                             SIX
                                           MONTHS                              PERIOD
                                            ENDED       YEAR       PERIOD       ENDED
                                           7/31/95      ENDED       ENDED     7/31/95*
                                          (UNAUDITED)  1/31/95    1/31/94*    (UNAUDITED)
                                          ---------   ---------   ---------   ---------
                                           CLASS B     CLASS B     CLASS B     CLASS C
                                          ---------   ---------   ---------   ---------
Net asset value, beginning of period....  $   1.00    $    1.00   $   1.00    $   1.00
                                          ---------   ---------   ---------   ---------
Net investment income...................    0.0285       0.0410     0.0091      0.0162
Dividends from net investment income....   (0.0285)     (0.0410)   (0.0091)    (0.0162)
                                          ---------   ---------   ---------   ---------
Net asset value, end of period..........  $   1.00    $    1.00   $   1.00    $   1.00
                                          ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------
Total return++..........................     2.88%        4.19%      0.90%       1.43%
                                          ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------
Ratios to average net
  assets/supplemental data:
  Net assets, end of period (in
   000's)...............................  $ 13,288    $   9,322     -- #      $    609
  Ratio of net investment income to
   average net assets...................     5.72%+       4.03%      2.93%+      5.62%+
  Ratio of operating expenses to average
   net assets...........................     0.43%+       0.41%      0.28%+      0.53%+
  Ratio of operating expenses to average
   net assets before fees waived by the
   Investment Adviser, Administrator,
   Custodian and/ or Transfer Agent
   and/or expenses reimbursed by the
   Investment Adviser and
   Administrator........................     0.61%+       0.56%      0.78%+      0.71%+
  Net investment income per share before
   waiver of fees by the Investment
   Adviser, Administrator, Custodian
   and/or Transfer Agent and/or expenses
   reimbursed by the Investment Adviser
   and Administrator....................  $ 0.0276    $  0.0394   $ 0.0075    $ 0.0153

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                              CASH MANAGEMENT FUND

                                                            SIX
                                                          MONTHS
                                                           ENDED       YEAR       PERIOD
                                                          7/31/95      ENDED       ENDED
                                                         (UNAUDITED)  1/31/95    1/31/94*
                                                         ---------   ---------   ---------
                                                          CLASS A     CLASS A     CLASS A
                                                         ---------   ---------   ---------
Net asset value, beginning of period...................  $   1.00    $    1.00   $    1.00
                                                         ---------   ---------   ---------
Net investment income..................................    0.0297       0.0421      0.0304
Dividends from net investment income...................   (0.0297)     (0.0421)    (0.0304)
                                                         ---------   ---------   ---------
Net asset value, end of period.........................  $   1.00    $    1.00   $    1.00
                                                         ---------   ---------   ---------
                                                         ---------   ---------   ---------
Total return++.........................................     3.01%        4.26%       3.09%
                                                         ---------   ---------   ---------
                                                         ---------   ---------   ---------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's).................  $  1,131    $   4,740   $  41,709
  Ratio of net investment income to average net
   assets..............................................     5.86%+       3.52%       3.11%+
  Ratio of operating expenses to average net assets....     0.26%+       0.17%       0.06%+
  Ratio of operating expenses to average net assets
   before fees waived by the Investment Adviser,
   Administrator, Custodian and/ or Transfer Agent
   and/or expenses reimbursed by the Investment Adviser
   and Administrator...................................     2.70%+       0.77%       0.92%+
  Net investment income per share before waiver of fees
   by the Investment Adviser, Administrator, Custodian
   and/or Transfer Agent and/or expenses reimbursed by
   the Investment Adviser and Administrator............  $ 0.0173    $  0.0350   $  0.0220

------------------------
 * The Cash Management Fund (formerly 100% Government Obligations Money Market
   Fund) Class A, Class B and Class C Shares commenced operations on February 8, 1993, January 19, 1995 and January 31, 1995, respectively.
** All shares offered to the public on January 19, 1995 were redeemed on January
   20, 1995; therefore, total return deemed not to be meaningful.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.
 # Total net assets for Class B and C were $100 and $110 at July 31, 1995, respectively.
  Total net assets for Class B were $100 at January 31, 1995.

                       See Notes to Financial Statements.

                                             SIX                     SIX
                                           MONTHS                  MONTHS
                                            ENDED      PERIOD       ENDED      PERIOD
                                           7/31/95      ENDED      7/31/95      ENDED
                                          (UNAUDITED) 1/31/95*    (UNAUDITED) 1/31/95*
                                          ---------   ---------   ---------   ---------
                                           CLASS B     CLASS B     CLASS C     CLASS C
                                          ---------   ---------   ---------   ---------
Net asset value, beginning of period....  $   1.00    $   1.00    $   1.00    $   1.00
                                          ---------   ---------   ---------   ---------
Net investment income...................    0.0284      0.0001      0.0280      0.0001
Dividends from net investment income....   (0.0284)    (0.0001)    (0.0280)    (0.0001)
                                          ---------   ---------   ---------   ---------
Net asset value, end of period..........  $   1.00    $   1.00    $   1.00    $   1.00
                                          ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------
Total return++..........................   -- **       -- **         2.85%       0.01%
                                          ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------
Ratios to average net
  assets/supplemental data:
  Net assets, end of period (in
   000's)...............................    -- #        -- #        -- #      $    200
  Ratio of net investment income to
   average net assets...................     5.61%+      3.27%+      5.51%+      3.17%+
  Ratio of operating expenses to average
   net assets...........................     0.51%+      0.42%+      0.61%+      0.52%+
  Ratio of operating expenses to average
   net assets before fees waived by the
   Investment Adviser, Administrator,
   Custodian and/ or Transfer Agent
   and/or expenses reimbursed by the
   Investment Adviser and
   Administrator........................     2.95%+      1.02%+      3.05%+      1.12%+
  Net investment income per share before
   waiver of fees by the Investment
   Adviser, Administrator, Custodian
   and/or Transfer Agent and/or expenses
   reimbursed by the Investment Adviser
   and Administrator....................  $ 0.0160    $ 0.0001    $ 0.0156    $ 0.0001

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                   TREASURY INSTRUMENTS MONEY MARKET FUND II

                                                           SIX
                                                          MONTHS
                                                          ENDED       YEAR      PERIOD
                                                         7/31/95     ENDED      ENDED
                                                         (UNAUDITED) 1/31/95   1/31/94*
                                                         --------   --------   --------
                                                         CLASS A    CLASS A    CLASS A
                                                         --------   --------   --------
Net asset value, beginning of period...................  $  1.00    $   1.00   $   1.00
                                                         --------   --------   --------
Net investment income..................................   0.0287      0.0424     0.0300
Dividends from net investment income...................  (0.0287)    (0.0424)   (0.0300)
                                                         --------   --------   --------
Net asset value, end of period.........................  $  1.00    $   1.00   $   1.00
                                                         --------   --------   --------
                                                         --------   --------   --------
Total return++.........................................    2.90%       4.32%      3.04%
                                                         --------   --------   --------
                                                         --------   --------   --------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's).................  $423,116   $368,796   $156,782
  Ratio of net investment income to average net
   assets..............................................    5.79%+      4.38%      3.12%+
  Ratio of operating expenses to average net assets....    0.18%+      0.12%      0.03%+
  Ratio of operating expenses to average net assets
   before fees waived by the Investment Adviser,
   Administrator, Custodian and/ or Transfer Agent
   and/or expenses reimbursed by the Investment Adviser
   and Administrator...................................    0.27%+      0.27%      0.49%+
  Net investment income per share before waiver of fees
   by the Investment Adviser, Administrator, Custodian
   and/or Transfer Agent and/or expenses reimbursed by
   the Investment Adviser and Administrator............  $0.0282    $ 0.0407   $ 0.0256

------------------------
 * The Treasury Instruments Money Market Fund II Class A and Class B Shares commenced operations on February 8, 1993 and May 24, 1993, respectively.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

                                            SIX
                                           MONTHS
                                           ENDED       YEAR      PERIOD
                                          7/31/95     ENDED      ENDED
                                          (UNAUDITED) 1/31/95   1/31/94*
                                          --------   --------   --------
                                          CLASS B    CLASS B    CLASS B
                                          --------   --------   --------
Net asset value, beginning of period....  $  1.00    $   1.00   $   1.00
                                          --------   --------   --------
Net investment income...................   0.0275      0.0399     0.0198
Dividends from net investment income....  (0.0275)    (0.0399)   (0.0198)
                                          --------   --------   --------
Net asset value, end of period..........  $  1.00    $   1.00   $   1.00
                                          --------   --------   --------
                                          --------   --------   --------
Total return++..........................    2.77%       4.05%      2.00%
                                          --------   --------   --------
                                          --------   --------   --------
Ratios to average net
  assets/supplemental data:
  Net assets, end of period (in
   000's)...............................  $38,411    $ 27,242   $ 33,862
  Ratio of net investment income to
   average net assets...................    5.54%+      4.13%      2.87%+
  Ratio of operating expenses to average
   net assets...........................    0.43%+      0.37%      0.28%+
  Ratio of operating expenses to average
   net assets before fees waived by the
   Investment Adviser, Administrator,
   Custodian and/ or Transfer Agent
   and/or expenses reimbursed by the
   Investment Adviser and
   Administrator........................    0.52%+      0.52%      0.74%+
  Net investment income per share before
   waiver of fees by the Investment
   Adviser, Administrator, Custodian
   and/or Transfer Agent and/or expenses
   reimbursed by the Investment Adviser
   and Administrator....................  $0.0270    $ 0.0384   $ 0.0166

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                  100% TREASURY INSTRUMENTS MONEY MARKET FUND

                                                               SIX
                                                             MONTHS
                                                              ENDED       YEAR       PERIOD      PERIOD
                                                             7/31/95      ENDED       ENDED       ENDED
                                                            (UNAUDITED)  1/31/95    1/31/94*    1/31/94*
                                                            ---------   ---------   ---------   ---------
                                                             CLASS A     CLASS A     CLASS A     CLASS B
                                                            ---------   ---------   ---------   ---------
Net asset value, beginning of period......................  $   1.00    $    1.00   $    1.00   $   1.00
                                                            ---------   ---------   ---------   ---------
Net investment income.....................................    0.0278       0.0408      0.0292     0.0149
Dividends from net investment income......................   (0.0278)     (0.0408)    (0.0292)   (0.0149)
                                                            ---------   ---------   ---------   ---------
Net asset value, end of period............................  $   1.00    $    1.00   $    1.00   $   1.00
                                                            ---------   ---------   ---------   ---------
                                                            ---------   ---------   ---------   ---------
Total return++............................................     2.81%        4.17%       2.95%      1.55%
                                                            ---------   ---------   ---------   ---------
                                                            ---------   ---------   ---------   ---------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)....................  $ 16,378    $  78,816   $ 127,463     -- #
  Ratio of net investment income to average net assets....     5.60%+       4.06%       3.03%+     2.78%+
  Ratio of operating expenses to average net assets.......     0.18%+       0.16%       0.05%+     0.30%+
  Ratio of operating expenses to average net assets before
   fees waived by the Investment Adviser, Administrator,
   Custodian and/or Transfer Agent and/or expenses
   reimbursed by the Investment Adviser and
   Administrator..........................................     0.49%+       0.33%       0.51%+     0.76%+
  Net investment income per share before waiver of fees by
   the Investment Adviser, Administrator, Custodian and/or
   Transfer Agent and/or expenses reimbursed by the
   Investment Adviser and Administrator...................  $ 0.0262    $  0.0391   $  0.0248   $ 0.0124

------------------------
 * The 100% Treasury Instruments Money Market Fund Class A and Class B Shares commenced operations on February 8, 1993 and May 2, 1993, respectively.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.
 # Total net assets for Class B were $100 at January 31, 1994.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                           TAX-FREE MONEY MARKET FUND

                                 SIX                                 SIX
                               MONTHS                              MONTHS
                                ENDED       YEAR       PERIOD       ENDED      PERIOD
                               7/31/95      ENDED       ENDED      7/31/95      ENDED
                              (UNAUDITED)  1/31/95    1/31/94*    (UNAUDITED) 1/31/95*
                              ---------   ---------   ---------   ---------   ---------
                               CLASS A     CLASS A     CLASS A     CLASS B     CLASS B
                              ---------   ---------   ---------   ---------   ---------
Net asset value, beginning
 of period..................  $   1.00    $    1.00   $   1.00    $   1.00    $    1.00
                              ---------   ---------   ---------   ---------   ---------
Net investment income.......    0.0194       0.0288     0.0228      0.0182       0.0030
Dividends from net
 investment income..........   (0.0194)     (0.0288)   (0.0228)    (0.0182)     (0.0030)
                              ---------   ---------   ---------   ---------   ---------
Net asset value, end of
 period.....................  $   1.00    $    1.00   $   1.00    $   1.00    $    1.00
                              ---------   ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------   ---------
Total return++..............     1.97%        2.93%      2.30%       1.84%        0.30%
                              ---------   ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------   ---------
Ratios to average net
 assets/supplemental data:
  Net assets, end of period
   (in 000's)...............  $ 78,980    $  60,351   $ 59,735      -- #        -- #
  Ratio of net investment
   income to average
   net assets...............     3.91%+       2.99%      2.38%+      3.66%+       2.74%+
  Ratio of operating
   expenses to average
   net assets...............     0.18%+       0.16%      0.11%+      0.43%+       0.41%+
  Ratio of operating
   expenses to average net
   assets before fees waived
   by the Investment
   Adviser, Administrator,
   Custodian and/or Transfer
   Agent and/or expenses
   reimbursed by the
   Investment Adviser and
   Administrator............     0.38%+       0.38%      1.52%+      0.63%+       0.63%+
  Net investment income per
   share before waiver of
   fees by the Investment
   Adviser, Administrator,
   Custodian and/or Transfer
   Agent and/or expenses
   reimbursed by the
   Investment Adviser and
   Administrator............  $ 0.0184    $  0.0266   $ 0.0093    $ 0.0172    $  0.0009

------------------------
 * The Tax-Free Money Market Fund Class A and Class B Shares commenced operations on February 8, 1993 and December 30, 1994, respectively.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.
 # Total net assets for Class B were $100 at July 31, 1995 and January 31, 1995.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                          MUNICIPAL MONEY MARKET FUND

                                 SIX
                               MONTHS                                PERIOD
                                ENDED       YEAR        PERIOD       ENDED
                               7/31/95      ENDED       ENDED       7/31/95*
                              (UNAUDITED)  1/31/95     1/31/94*    (UNAUDITED)
                              ---------   ---------   ----------   ----------
                               CLASS A     CLASS A     CLASS A      CLASS C
                              ---------   ---------   ----------   ----------
Net asset value, beginning
 of period..................  $   1.00    $    1.00   $     1.00   $   1.00
                              ---------   ---------   ----------   ----------
Net investment income.......    0.0200       0.0300       0.0243     0.0093
Dividends from net
 investment income..........   (0.0200)     (0.0300)     (0.0243)   (0.0093)
                              ---------   ---------   ----------   ----------
Net asset value, end of
 period.....................  $   1.00    $    1.00   $     1.00   $   1.00
                              ---------   ---------   ----------   ----------
                              ---------   ---------   ----------   ----------
Total return++..............     2.03%        3.04%        2.46%      0.93%
                              ---------   ---------   ----------   ----------
                              ---------   ---------   ----------   ----------
Ratios to average net
 assets/supplemental data:
  Net assets, end of period
   (in 000's)...............  $228,306    $  93,595   $  350,975   $  2,234
  Ratio of net investment
   income to average net
   assets...................     4.05%+       2.86%        2.53%+     3.70%+
  Ratio of operating
   expenses to average net
   assets...................     0.18%+       0.15%        0.13%+     0.53%+
  Ratio of operating
   expenses to average net
   assets before fees waived
   by the Investment
   Adviser, Administrator,
   Custodian and/or Transfer
   Agent and/or expenses
   reimbursed by the
   Investment Adviser and
   Administrator............     0.30%+       0.31%        0.51%+     0.65%+
  Net investment income per
   share before waiver of
   fees by the Investment
   Adviser, Administrator,
   Custodian and/or Transfer
   Agent and/or expenses
   reimbursed by the
   Investment Adviser and
   Administrator............  $ 0.0194    $  0.0283   $   0.0201   $ 0.0087

------------------------
 * The Municipal Money Market Fund Class A and Class C Shares commenced operations on February 8, 1993 and April 14, 1995, respectively.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

    Lehman Brothers Institutional Funds Group Trust (the "Trust") was established on November 25, 1992 as a Massachusetts business trust. It is an open-end management investment company, which consists of eight funds offered to the public: Prime Money Market Fund, Prime Value Money Market Fund, Government Obligations Money Market Fund, Cash Management Fund (formerly known as the 100% Government Obligations Money Market Fund), Treasury Instruments Money Market Fund II, 100% Treasury Instruments Money Market Fund, Tax-Free Money Market Fund and Municipal Money Market Fund, (collectively the "Funds"). All the Funds except Cash Management Fund currently offer four classes of shares: Class A, Class B, Class C, and Class E. Class A shares are sold to institutional investors that have not entered into servicing agreements. Class B, Class C and Class E shares are sold to institutional investors and bear service fees. All classes of shares have identical rights and privileges except that Class B, Class C and Class E possess certain exclusive voting rights on matters relating to their respective service fees. The Prime Value Money Market Fund, Government Obligations Money Market Fund and Municipal Money Market Fund offered Class D shares to certain individual investors, but ceased offering such shares as of March 28, 1994. The Cash Management Fund ceased offering shares of Class B, Class C and Class E on May 31, 1995. Shares of the Floating Rate U.S. Government Fund and the Short Duration U.S. Government Fund were no longer sold to the public as of July 28, 1995, and such Funds ceased to exist.

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

    PORTFOLIO VALUATION: Securities of the Funds are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing a security at cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instruments is not significant.

    REPURCHASE AGREEMENTS: Certain Funds may engage in repurchase agreement transactions. The Fund values repurchase agreements at cost and accrues interest into interest receivable. Under the terms of a typical repurchase agreement, a Fund takes possession of the underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral, taken as a part of the repurchase agreement, is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated based upon the relative net assets of each class of shares.

    EXPENSES: Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Funds not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each class of shares.

    FEDERAL INCOME TAXES: The Funds have qualified and intend to qualify each year as regulated investment companies pursuant to the requirements of the Internal Revenue Code of 1986, as amended. The Funds distribute substantially all of their taxable income to their shareholders, therefore no Federal income tax provision is required.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of each Fund are determined on a class level and are declared daily and paid monthly. The Funds do not expect to realize any net long-term capital gains and, therefore, do not contemplate payments of any capital gains dividends.

    Income dividends and capital gain distributions are determined at fiscal year end in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

    Lehman Brothers Global Asset Management Inc. ("LBGAM"), serves as each Fund's Investment Adviser pursuant to Investment Advisory Agreements dated February 5, 1993. LBGAM is a wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings"). Under the Investment Advisory Agreements, LBGAM is entitled to receive a monthly fee at an annual rate of 0.10% of the value of each Fund's average daily net assets. For the six months ended July 31, 1995, LBGAM voluntarily waived fees and reimbursed expenses as follows:

                                                   FEES
                                                  WAIVED     EXPENSES REIMBURSED
                                                ----------   --------------------
Government Obligations Money Market Fund......  $ 26,946          --
Cash Management Fund..........................     1,199           $26,849
Treasury Instruments Money Market Fund II.....    18,480          --
100% Treasury Instruments Money Market Fund...    16,883            17,715
Tax-Free Money Market Fund....................    33,592          --
Municipal Money Market Fund...................    25,209          --

    The Shareholder Services Group, Inc. ("TSSG"), a wholly-owned subsidiary of First Data Corporation, serves as the Trust's Administrator pursuant to an Administration Agreement. Under the Administration Agreement TSSG is entitled to receive a monthly fee at the annual rate of 0.10% of the value of each Fund's average daily net assets. TSSG also serves as the Trust's Transfer Agent and receives additional fees for such services. For the six months ended July 31, 1995, TSSG waived fees payable to them as follows:

                                                                    FEES WAIVED
                                                                    ------------
Prime Money Market Fund...........................................  $1,534,923
Prime Value Money Market Fund.....................................   1,055,000
Government Obligations Money Market Fund..........................      26,144
Cash Management Fund..............................................         884
Treasury Instruments Money Market Fund II.........................     178,569
100% Treasury Instruments Money Market Fund.......................      12,585
Tax-Free Money Market Fund........................................      26,004
Municipal Money Market Fund.......................................      63,198

    No officer or employee of Lehman Brothers Inc., LBGAM, TSSG or of any parent, subsidiary or affiliate thereof receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an officer or employee of Lehman Brothers Inc., LBGAM or TSSG or any parent, subsidiary or affiliate thereof $20,000 per annum, plus $1,250 per meeting attended, and reimburses each such Trustee for travel and out-of-pocket expenses.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

    Boston Safe Deposit and Trust Company ("Boston Safe"), an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Funds' custodian. For the six months ended July 31, 1995, Boston Safe waived fees as follows:

                                                                       FEES
                                                                      WAIVED
                                                                    ----------
Prime Money Market Fund...........................................  $171,040
Prime Value Money Market Fund.....................................   122,495
Government Obligations Money Market Fund..........................     9,640
Cash Management Fund..............................................       315
Treasury Instruments Money Market Fund II.........................    27,720
100% Treasury Instruments Money Market Fund.......................     5,215
Tax-Free Money Market Fund........................................     9,977
Municipal Money Market Fund.......................................    15,720

3. SERVICES AGREEMENTS

    Lehman Brothers Inc. acts as Distributor of the Trust's shares.

    Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted either Service Agreements or Service and Distribution Agreements ("Service Agreements") with institutional investors such as banks, savings and loan associations and other financial institutions ("Service Organizations") which may purchase Class B, Class C and Class E shares. Under the Service Agreements each Fund compensates service organizations for servicing shareholder accounts and covers expenses incurred in distributing Class B, Class C and Class E shares on behalf of their clients. Service Agreement fees are paid by each Fund based on the value of the average daily net assets of each respective class of shares at the annual rates as follows: 0.15% for the Class E shares; 0.25% for the Class B shares; and 0.35% for the Class C shares.

4. SHARES OF BENEFICIAL INTEREST

    The Trustees have authority to issue an unlimited number of $.001 par value shares of beneficial interest currently divided into four classes for each Fund. Since the Funds have sold shares, issued shares as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

    The Tables below summarize transactions of each class of shares, at $1.00, for the Funds noted:

                                                        SIX MONTHS ENDED
PRIME MONEY MARKET FUND:                                     7/31/95
                                -----------------------------------------------------------------

                                    CLASS A           CLASS B          CLASS C         CLASS E
                                ---------------    --------------    ------------    ------------
Sold........................     50,414,002,639     1,210,300,879      31,669,381     265,684,929
Dividend Reinvestment.......         42,787,619            92,860          39,412         302,665
Redeemed....................    (47,686,981,839)   (1,236,749,142)    (25,472,912)   (269,733,202)
                                ---------------    --------------    ------------    ------------
Net increase/(decrease).....      2,769,808,419       (26,355,403)      6,235,881      (3,745,608)
                                ---------------    --------------    ------------    ------------
                                ---------------    --------------    ------------    ------------
                                                           YEAR ENDED
                                                             1/31/95
                                -----------------------------------------------------------------
                                    CLASS A           CLASS B          CLASS C         CLASS E
                                ---------------    --------------    ------------    ------------
Sold........................     50,834,385,668     1,726,597,698     294,282,614     195,210,550
Dividend Reinvestment.......         33,594,264            40,466          11,099         197,277
Redeemed....................    (52,195,513,578)   (1,734,629,736)   (287,048,923)   (187,089,928)
                                ---------------    --------------    ------------    ------------
Net increase/(decrease).....     (1,327,533,646)       (7,991,572)      7,244,790       8,317,899
                                ---------------    --------------    ------------    ------------
                                ---------------    --------------    ------------    ------------

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

PRIME VALUE MONEY MARKET                SIX MONTHS ENDED
 FUND:                                       7/31/95
                                ---------------------------------
                                    CLASS A           CLASS B
                                ---------------    --------------
Sold........................     22,720,972,616       136,337,039
Dividend Reinvestment.......         26,880,286          --
Redeemed....................    (20,758,050,649)     (133,561,817)
                                ---------------    --------------
Net increase................      1,989,802,253         2,775,222
                                ---------------    --------------
                                ---------------    --------------
                                                           YEAR ENDED
                                                             1/31/95
                                -----------------------------------------------------------------
                                    CLASS A           CLASS B          CLASS D         CLASS E
                                ---------------    --------------    ------------    ------------
Sold........................     35,347,664,625       122,964,083         --                  100
Dividend Reinvestment.......         23,701,484          --                    23         --
Redeemed....................    (37,881,911,178)     (118,724,748)        (10,146)        --
                                ---------------    --------------    ------------    ------------
Net increase/(decrease).....     (2,510,545,069)        4,239,335         (10,123)            100
                                ---------------    --------------    ------------    ------------
                                ---------------    --------------    ------------    ------------

GOVERNMENT OBLIGATIONS MONEY                    SIX MONTHS ENDED
 MARKET FUND:                                        7/31/95
                                -------------------------------------------------
                                    CLASS A           CLASS B          CLASS C*
                                ---------------    --------------    ------------
Sold........................        528,675,262        35,543,737       1,969,736
Dividend Reinvestment.......            192,529            10,395              11
Redeemed....................       (484,008,850)      (31,587,870)     (1,361,027)
                                ---------------    --------------    ------------
Net increase................         44,858,941         3,966,262         608,720
                                ---------------    --------------    ------------
                                ---------------    --------------    ------------
                                                           YEAR ENDED
                                                             1/31/95
                                -----------------------------------------------------------------
                                    CLASS A           CLASS B          CLASS D         CLASS E
                                ---------------    --------------    ------------    ------------
Sold........................      1,366,951,349        88,597,518         --                  100
Dividend Reinvestment.......            465,286            13,481         --              --
Redeemed....................     (1,448,866,123)      (79,287,821)           (100)        --
                                ---------------    --------------    ------------    ------------
Net increase/(decrease).....        (81,449,488)        9,323,178            (100)            100
                                ---------------    --------------    ------------    ------------
                                ---------------    --------------    ------------    ------------

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                                        SIX MONTHS ENDED
CASH MANAGEMENT FUND:                        7/31/95
                                ---------------------------------
                                    CLASS A           CLASS C
                                ---------------    --------------
Sold........................        156,211,666          --
Dividend Reinvestment.......                658                 3
Redeemed....................       (159,821,309)         (200,000)
                                ---------------    --------------
Net decrease................         (3,608,985)         (199,997)
                                ---------------    --------------
                                ---------------    --------------
                                                           YEAR ENDED
                                                             1/31/95
                                -----------------------------------------------------------------
                                    CLASS A           CLASS B          CLASS C         CLASS E
                                ---------------    --------------    ------------    ------------
Sold........................        101,753,182         3,814,865         200,000             100
Dividend Reinvestment.......              1,426          --                     7         --
Redeemed....................       (138,723,878)       (3,814,865)        --              --
                                ---------------    --------------    ------------    ------------
Net increase/(decrease).....        (36,969,270)         --               200,007             100
                                ---------------    --------------    ------------    ------------
                                ---------------    --------------    ------------    ------------

TREASURY INSTRUMENTS MONEY              SIX MONTHS ENDED
 MARKET FUND II:                             7/31/95
                                ---------------------------------
                                    CLASS A           CLASS B
                                ---------------    --------------
Sold........................      2,160,083,394        40,980,722
Dividend Reinvestment.......          3,532,472           955,679
Redeemed....................     (2,109,295,623)      (30,767,268)
                                ---------------    --------------
Net increase................         54,320,243        11,169,133
                                ---------------    --------------
                                ---------------    --------------
                                                   YEAR ENDED
                                                     1/31/95
                                -------------------------------------------------
                                    CLASS A           CLASS B          CLASS E
                                ---------------    --------------    ------------
Sold........................      3,209,159,843       138,750,163             100
Dividend Reinvestment.......          2,955,287           994,570         --
Redeemed....................     (3,000,100,464)     (146,364,683)        --
                                ---------------    --------------    ------------
Net increase/(decrease).....        212,014,666        (6,619,950)            100
                                ---------------    --------------    ------------
                                ---------------    --------------    ------------

                                  SIX MONTHS
100% TREASURY INSTRUMENTS            ENDED                   YEAR ENDED
 MONEY MARKET FUND:                 7/31/95                   1/31/95
                                ---------------    ------------------------------
                                    CLASS A           CLASS A          CLASS E
                                ---------------    --------------    ------------
Sold........................        116,923,941       302,935,830             100
Dividend Reinvestment.......             62,227            70,170         --
Redeemed....................       (179,431,506)     (351,656,249)        --
                                ---------------    --------------    ------------
Net increase/(decrease).....        (62,445,338)      (48,650,249)            100
                                ---------------    --------------    ------------
                                ---------------    --------------    ------------

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                                  SIX MONTHS
                                     ENDED                           YEAR ENDED
TAX-FREE MONEY MARKET FUND:         7/31/95                           1/31/95
                                ---------------    ----------------------------------------------
                                    CLASS A           CLASS A          CLASS B         CLASS E
                                ---------------    --------------    ------------    ------------
Sold........................        351,554,596       685,428,863       1,072,223             100
Dividend Reinvestment.......            206,346           232,374             272         --
Redeemed....................       (333,130,579)     (685,042,968)     (1,072,495)        --
                                ---------------    --------------    ------------    ------------
Net increase................         18,630,363           618,269         --                  100
                                ---------------    --------------    ------------    ------------
                                ---------------    --------------    ------------    ------------

                                        SIX MONTHS ENDED
MUNICIPAL MONEY MARKET FUND:                 7/31/95
                                ---------------------------------
                                    CLASS A           CLASS C*
                                ---------------    --------------
Sold........................      1,437,825,577         4,514,417
Dividend Reinvestment.......            958,373                 7
Redeemed....................     (1,304,076,001)       (2,280,742)
                                ---------------    --------------
Net increase................        134,707,949         2,233,682
                                ---------------    --------------
                                ---------------    --------------
                                                   YEAR ENDED
                                                     1/31/95
                                -------------------------------------------------
                                    CLASS A           CLASS D          CLASS E
                                ---------------    --------------    ------------
Sold........................      4,299,613,976          --                   100
Dividend Reinvestment.......          1,655,845          --               --
Redeemed....................     (4,558,624,785)             (100)        --
                                ---------------    --------------    ------------
Net increase/(decrease).....       (257,354,964)             (100)            100
                                ---------------    --------------    ------------
                                ---------------    --------------    ------------

------------------------
* The Class C shares of the Government Obligations Money Market Fund and the Municipal Money Market Fund commenced operations on April 18, 1995 and April 14, 1995, respectively.

    As of July 31, 1995, the Cash Management Fund, 100% Treasury Instruments Money Market Fund, Tax-Free Money Market Fund and Municipal Money Market Fund had each issued 100 Class B shares in the amount of $100 to Lehman Brothers Inc. As of July 31, 1995, the Prime Value Money Market Fund, Treasury Instruments Money Market Fund II, 100% Treasury Instruments Money Market Fund and the Tax-Free Money Market Fund had each issued 100 Class C shares in the amount of $100 to Lehman Brothers Inc. As of July 31, 1995, the Prime Value Money Market Fund, Government Obligations Money Market Fund, Cash Management Fund, Treasury Instruments Money Market Fund II, 100% Treasury Instruments Money Market Fund, Tax-Free Money Market Fund and Municipal Money Market Fund had each issued 100 Class E shares in the amount of $100 to Lehman Brothers Inc. During the six months ended July 31, 1995, no income or expenses were allocated to Class B, Class C and Class E shares that did not have capital stock activity during the six month period.

5. ORGANIZATION COSTS

    The Funds bear all costs in connection with their organization including fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from the commencement of operations of each Fund. In the event that any of the initial shares of a Fund are redeemed during such amortization period, the Fund will be reimbursed for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

6. CAPITAL LOSS CARRYFORWARD

    At January 31, 1995, the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                                             EXPIRING   EXPIRING
 NAME OF FUND                                                IN 2002    IN 2003
 ----------------------------------------------------------  --------   --------
 Prime Money Market Fund...................................    --       $18,342
 Prime Value Money Market Fund.............................    --       307,319
 Government Obligations Money Market Fund..................    --         4,414
 Treasury Instruments Money Market Fund II.................     $10       --
 Tax Free Money Market Fund................................    --         2,318
 Municipal Money Market Fund...............................    --        20,531

7. SUBSEQUENT EVENTS

    On August 9, 1995, the Board of Trustees of the Trust voted to close Class B, Class C and Class E shares of the Cash Management Fund. On August 25, 1995, the Board of Trustees of the Trust authorized the termination of the 100% Treasury Instruments Money Market Fund.

                      LEHMAN BROTHERS INSTITUTIONAL FUNDS
           ---------------------------------------------------------

           Client Service Center
            (8:30 am to 5 pm, Eastern time):             800-851-3134
                                                    fax: 617-261-4330
                                                      or 617-261-4340

           Dividend factors and yields:                  800-238-2560

           Administration/Sales/Marketing:               800-368-5556

           To place a purchase or redemption
            order:                                       800-851-3134

           To change account information:                800-851-3134

           Additional Prospectuses:                      800-368-5556

           Information on Service Agreements:            800-851-3134

           LEX Help Desk                                 800-566-5LEX

                                LEHMAN BROTHERS
           ---------------------------------------------------------

                LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
                            PRIME MONEY MARKET FUND
                         PRIME VALUE MONEY MARKET FUND

                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                              CASH MANAGEMENT FUND
                   TREASURY INSTRUMENTS MONEY MARKET FUND II
                  100% TREASURY INSTRUMENTS MONEY MARKET FUND
                           TAX-FREE MONEY MARKET FUND
                          MUNICIPAL MONEY MARKET FUND

This report is for the general information of the shareholders of Lehman Brothers Institutional Funds Group Trust. Its use in connection with any offering of the Trust's shares is authorized only if accompanied or preceded by the Trust's current prospectuses.

LBO-127J5